Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (48.4%)
U.S. Government Securities (20.0%)
	United States Treasury Note/Bond	0.375%	3/31/22	24,000	24,075
	United States Treasury Note/Bond	0.125%	5/31/22	25,000	25,004
	United States Treasury Note/Bond	0.125%	7/31/22	5,900	5,901
	United States Treasury Note/Bond	0.125%	10/31/22	60,000	60,000
	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,446
	United States Treasury Note/Bond	0.250%	6/15/23	42,500	42,606
	United States Treasury Note/Bond	0.125%	7/15/23	50,000	49,969
1	United States Treasury Note/Bond	0.125%	10/15/23	100,000	99,922
1	United States Treasury Note/Bond	0.125%	12/15/23	106,600	106,467
2	United States Treasury Note/Bond	0.250%	7/31/25	60,000	59,813
	United States Treasury Note/Bond	0.250%	9/30/25	2,000	1,992
	United States Treasury Note/Bond	1.125%	2/28/27	31,241	32,383
	United States Treasury Note/Bond	0.625%	3/31/27	1,035	1,041
	United States Treasury Note/Bond	0.500%	4/30/27	414	413
	United States Treasury Note/Bond	0.500%	5/31/27	68,000	67,734
	United States Treasury Note/Bond	1.500%	2/15/30	29,842	31,558
1	United States Treasury Note/Bond	0.625%	5/15/30	24,000	23,456
	United States Treasury Note/Bond	0.625%	8/15/30	16,000	15,595
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,897
1	United States Treasury Note/Bond	4.375%	5/15/40	6,400	9,701
	United States Treasury Note/Bond	1.125%	8/15/40	52,600	49,773
	United States Treasury Note/Bond	1.375%	11/15/40	7,700	7,610
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	3,105
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	5,465
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	15,812
1,2	United States Treasury Note/Bond	3.000%	2/15/48	6,000	7,871
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	7,378
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	7,019
2	United States Treasury Note/Bond	2.250%	8/15/49	5,000	5,719
2,3	United States Treasury Note/Bond	2.375%	11/15/49	11,000	12,915
2,3	United States Treasury Note/Bond	2.000%	2/15/50	19,000	20,630
	United States Treasury Note/Bond	1.625%	11/15/50	9,500	9,452
					867,722
Conventional Mortgage-Backed Securities (26.5%)
4,5	Fannie Mae Pool	2.500%	2/1/28–12/1/49	823	871
4,5	Fannie Mae Pool	3.000%	12/1/37–8/1/50	81,125	84,435
4,5	Fannie Mae Pool	3.500%	3/1/27–2/1/50	22,001	23,533
4,5	Fannie Mae Pool	4.000%	12/1/38–3/1/50	22,529	24,495
4,5	Fannie Mae Pool	4.500%	4/1/39–3/1/50	41,250	45,196
4,5	Fannie Mae Pool	5.000%	3/1/38–10/1/49	6,494	7,444
4,5	Fannie Mae Pool	5.500%	7/1/30–5/1/44	10,152	11,917
4,5	Fannie Mae Pool	6.000%	12/1/28–5/1/41	6,005	7,149
4,5	Fannie Mae Pool	6.500%	11/1/31–9/1/36	29	35
4,5	Freddie Mac Gold Pool	2.500%	10/1/31	492	521

4,5	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	3,237	3,465
4,5	Freddie Mac Gold Pool	3.500%	3/1/45–3/1/49	3,158	3,387
4,5	Freddie Mac Gold Pool	4.000%	7/1/39–5/1/49	4,263	4,664
4,5	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	4,339	4,754
4,5	Freddie Mac Gold Pool	5.000%	8/1/33–6/1/41	2,635	3,039
4,5	Freddie Mac Gold Pool	5.500%	3/1/29–5/1/40	613	698
4,5	Freddie Mac Gold Pool	6.000%	7/1/28–10/1/36	165	194
4,5	Freddie Mac Gold Pool	6.500%	9/1/39	259	300
4,5	Freddie Mac Gold Pool	7.500%	5/1/38	128	150
4	Ginnie Mae I Pool	3.000%	4/15/45	270	280
4	Ginnie Mae I Pool	3.500%	6/15/47	966	1,021
4	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	92	100
4	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	840	937
4	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	1,868	2,143
4	Ginnie Mae I Pool	6.000%	7/15/37	33	39
¤,4	Ginnie Mae II Pool	2.000%	1/1/51–2/1/51	37,000	38,607
4	Ginnie Mae II Pool	3.000%	5/20/43–12/20/49	15,758	16,399
4	Ginnie Mae II Pool	3.500%	4/20/43–12/20/49	14,521	15,633
4	Ginnie Mae II Pool	4.000%	11/20/42–12/20/49	7,186	7,650
4	Ginnie Mae II Pool	4.500%	11/20/44–11/20/49	14,701	15,754
4	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	1,223	1,326
4	Ginnie Mae II Pool	6.000%	1/20/40–5/20/48	1,006	1,169
¤,4,5	UMBS Pool	1.500%	1/1/36–2/1/51	93,500	94,643
¤,4,5	UMBS Pool	2.000%	12/1/35–2/1/51	644,500	668,802
4,5	UMBS Pool	2.500%	11/1/40–5/1/50	15,934	16,888
4,5	UMBS Pool	3.000%	9/1/49–3/1/50	14,542	15,266
4,5	UMBS Pool	3.500%	11/1/40–2/1/50	10,822	11,546
4,5	UMBS Pool	4.000%	1/1/49–12/1/49	6,780	7,276
4,5	UMBS Pool	4.500%	4/1/49–3/1/50	4,384	4,624
4,5	UMBS Pool	5.000%	3/1/42–2/1/50	790	885
4,5	UMBS Pool	5.500%	4/1/38–4/1/41	1,440	1,700
4,5	UMBS Pool	6.000%	4/1/39	1,666	1,967
					1,150,902
Nonconventional Mortgage-Backed Securities (1.9%)
4,5	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	3,242	3,298
4,5	Fannie Mae REMICS	1.850%	8/25/46	1,381	1,418
4,5	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	4,231	4,433
4,5	Fannie Mae REMICS	2.750%	8/25/47	830	862
4,5	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	6,942	7,251
4,5	Fannie Mae REMICS	3.500%	12/25/41–6/25/48	4,864	5,234
4,5	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	305	336
4,5	Fannie Mae REMICS	5.250%	9/25/41	100	117
4,5	Freddie Mac REMICS	2.500%	9/25/49–2/25/50	3,880	4,073
4,5	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	1,321	1,373
4,5	Freddie Mac REMICS	3.500%	4/15/38–6/15/49	21,912	24,004
4,5	Freddie Mac REMICS	4.000%	1/15/48–4/15/49	13,925	15,239
4,5	Freddie Mac REMICS	5.500%	8/15/38	857	998
4	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	6,258	6,562
4	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	4,162	4,468
4,6	Ginnie Mae REMICS	4.000%	1/20/45–9/20/48	2,017	1,266
4,7,8	Ginnie Mae REMICS, 6.150% - 1M USD LIBOR	5.998%	6/20/47	3,066	557
					81,489
Total U.S. Government and Agency Obligations (Cost $2,075,037)					2,100,113
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
4,9	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	89	95
4	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	200	201
4	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	390	413

4	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	580	616
4	AmeriCredit Automobile Receivables Trust 2020-2	2.130%	3/18/26	240	245
4	AmeriCredit Automobile Receivables Trust 2020-3	1.490%	9/18/26	240	241
4,9	Applebee's Funding LLC/IHOP Funding LLC 2019-1	4.194%	6/7/49	50	49
4,9	ARL Second LLC 2014-1A	2.920%	6/15/44	33	32
4,9	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	999	1,086
4,9	Avis Budget Rental Car Funding AESOP LLC 2016-
	1A	2.990%	6/20/22	500	503
4,9	Avis Budget Rental Car Funding AESOP LLC 2017-
	1A	3.070%	9/20/23	355	366
4,9	Avis Budget Rental Car Funding AESOP LLC 2019-
	1A	3.450%	3/20/23	130	133
4,9	BAMLL Commercial Mortgage Securities Trust 2019-
	BPR	3.112%	11/5/32	1,100	1,099
4,9	BAMLL Commercial Mortgage Securities Trust 2019-
	BPR	3.287%	11/5/32	70	70
4	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.441%	9/15/48	98	106
4	BANK 2017 - BNK4	3.625%	5/15/50	19	22
4	BANK 2017 - BNK6	3.741%	7/15/60	50	56
4	BANK 2017 - BNK7	3.175%	9/15/60	1,341	1,483
4	BANK 2017 - BNK8	3.488%	11/15/50	80	91
4	BANK 2018 - BNK14	4.185%	9/15/60	25	29
4	BANK 2018 - BNK14	4.231%	9/15/60	15	18
4	BANK 2019 - BNK23	2.846%	12/15/52	130	144
4	BANK 2019 - BNK17	3.714%	4/15/52	80	93
4	BANK 2019 - BNK20	3.011%	9/15/62	200	224
4	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	200	219
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	70	80
4	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	300	332
4	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	200	219
4,9	BX Trust 2019-OC11	3.202%	12/9/41	100	110
4,9	Canadian Pacer Auto Receivables Trust A Series
	2018	3.220%	9/19/22	140	141
4,9	Canadian Pacer Auto Receivables Trust A Series
	2018	3.440%	8/21/23	50	51
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	41
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	41
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	93
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	52
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	94
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	135
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	104
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	106
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	74
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	105
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	11
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	263
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	68
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	22
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	66
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	30	33
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	320	349
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	169	179
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	78	84
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	350	383
4	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	230	249
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	10	11

4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	365	400
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	228	247
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	431	482
4	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	20	22
4	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	60	67
4	Citigroup Commercial Mortgage Trust 2017-P8	4.267%	9/15/50	110	114
4	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	45	53
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	507
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	57	61
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	503	547
4,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	156
4,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	214
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	11
4,9	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	230	218
4,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	100	100
4,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	200	216
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	30	33
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	330
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	19	21
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	354	390
4	COMM 2014-CCRE17 Mortgage Trust	4.783%	5/10/47	190	188
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	29	31
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	110	118
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	251
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	123	137
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	194	210
4	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	150	165
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	363	409
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	132	147
4	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	250	271
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	70	79
4,9	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	170	177
4,9	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	154	157
4,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	43	44
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	19	19
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	16	16
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	117	117
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	269
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	489
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	685
4	Drive Auto Receivables Trust 2019-1	2.700%	2/16/27	180	186
4	Drive Auto Receivables Trust 2020-1	2.700%	5/17/27	180	187
4	Drive Auto Receivables Trust 2020-2	3.050%	5/15/28	140	148
4,9	EDvestinU Private Education Loan Trust (EDVES)
	2019-A	3.580%	11/25/38	70	74
4,9	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	119	123
4,9	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	210	212
4,5	Federal Home Loan Mortgage Corp 2017- 357A	2.500%	9/15/47	2,281	2,450
4,9	FirstKey Homes 2020-SFR2	1.266%	10/19/37	500	503
4,9	Fontainebleau Miami Beach Trust 2019-FBLU	3.144%	12/10/36	815	855
4	Ford Credit Auto Lease Trust 2020-B	1.700%	2/15/25	310	314
4,9	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	124
4,9	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	257
4,9	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	128
4,9	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	150	165
4,9	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	109
4,9	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	310	333

4,9	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	260	278
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	358
4,9	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	220	232
4,9	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	210	219
4,9	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	260	271
4	Ford Credit Auto Owner Trust 2020-B	2.040%	12/15/26	300	311
4	Ford Credit Floorplan Master Owner Trust A Series
	2019-2	3.250%	4/15/26	170	183
4	Ford Credit Floorplan Master Owner Trust A Series
	2019-3	2.420%	9/15/24	130	134
4	Ford Credit Floorplan Master Owner Trust A Series
	2020-1	1.420%	9/15/25	420	424
4	Ford Credit Floorplan Master Owner Trust A Series
	2020-1	2.120%	9/15/25	590	591
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates	1.433%	5/25/30	52,685	6,123
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates	1.328%	6/25/30	65,037	7,027
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates	1.029%	10/25/30	24,328	2,059
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates	1.040%	10/25/30	115,470	9,889
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates	0.883%	11/25/30	41,700	3,105
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates 2020-K110	1.698%	4/25/30	13,491	1,786
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates 2020-K111	1.573%	5/25/30	19,381	2,445
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K054	1.169%	1/25/26	22,850	1,185
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K057	1.182%	7/25/26	37,588	2,103
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K104	1.127%	1/25/30	25,573	2,245
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K105	1.523%	1/25/30	48,976	5,859
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K109	1.584%	4/25/30	27,480	3,434
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K116	1.427%	7/25/30	61,978	7,077
4,5,6	Freddie Mac Multifamily Structured Pass Through
	Certificates K1502	0.956%	1/25/31	21,276	1,595
6,9	FREMF 2015-K42 Mortgage Trust	0.100%	12/25/24	1,068,245	3,312
4,9	Global SC Finance VII Srl 2020-2	2.260%	11/19/40	688	694
4	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	100	102
4	GM Financial Automobile Leasing Trust 2020-2	3.210%	12/20/24	140	146
4	GM Financial Automobile Leasing Trust 2020-3	1.710%	2/20/25	420	422
4,9	GMF Floorplan Owner Revolving Trust 2020-1	1.480%	8/15/25	120	121
4,9	Golden Credit Card Trust 2018-4A	3.440%	8/15/25	582	625
4,8,9	Gosforth Funding 2018-1A plc, 3M USD LIBOR +
	0.450%	0.656%	8/25/60	121	121
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	368
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	318	347
4	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	170	163
4	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	150	124
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	161
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	32

4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	222
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	124
4	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	118	127
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	60	66
4	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	150	176
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	60	67
4	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	630	699
4	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	325	359
4,9	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	342	371
4,9	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	174	156
4,9	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	22	22
4,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	22
4,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	257
4,8,9	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR
	+ 0.850%	1.003%	12/17/36	342	341
4,8,9	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR
	+ 1.150%	1.303%	12/17/36	130	130
4,8,9	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR
	+ 0.700%	0.853%	3/17/37	172	170
4,8,9	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR
	+ 0.950%	1.103%	3/17/37	100	99
4,9	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-C3	4.717%	2/15/46	716	715
4,9	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-C5	5.424%	8/15/46	550	560
4,9	JP Morgan Chase Commercial Mortgage Securities
	Trust 2011-RR1	4.717%	3/16/46	20	20
4,9	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	3.424%	10/15/45	290	300
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C13	4.078%	1/15/46	230	236
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	10	11
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	247	270
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP3	2.870%	8/15/49	52	57
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	70	80
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	60	68
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.363%	7/15/45	1,205	1,262
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	30	32
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.997%	4/15/47	10	11
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.639%	11/15/47	149	164
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.231%	1/15/48	328	352
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	350	384
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	261	283
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	100	112

4	JPMDB Commercial Mortgage Securities Trust 2016-
	C4	3.141%	12/15/49	30	33
4	JPMDB Commercial Mortgage Securities Trust 2017-
	C7	3.409%	10/15/50	60	68
4	JPMDB Commercial Mortgage Securities Trust 2018-
	C8	4.211%	6/15/51	50	59
4,9	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	170	174
4,9	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	281	289
4,9	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	108
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.792%	8/15/45	100	104
4,9	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-CKSV	3.277%	10/15/30	1,430	1,368
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.082%	7/15/46	200	146
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	400	434
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C15	3.773%	4/15/47	263	283
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C15	4.906%	4/15/47	150	157
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.335%	6/15/47	80	82
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	350	387
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	390	427
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	188	203
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.451%	7/15/50	29	32
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	110	123
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	196	220
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.325%	5/15/49	333	369
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	4.746%	5/15/49	160	158
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.720%	12/15/49	570	652
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.536%	11/15/52	90	102
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	522	588
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	55
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	218
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	154	171
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	62
4	Morgan Stanley Captial I Trust 2016-BNK2	2.791%	11/15/49	110	119
4,8,9	Navient Student Loan Trust 2016-2, 1M USD LIBOR
	+ 1.050%	1.198%	6/25/65	62	62
4,8,9	Navient Student Loan Trust 2016-3, 1M USD LIBOR
	+ 0.850%	0.998%	6/25/65	1	1
4,8,9	Navient Student Loan Trust 2016-6A, 1M USD
	LIBOR + 0.750%	0.898%	3/25/66	52	52
4,9	Navient Student Loan Trust 2017-A	2.880%	12/16/58	164	168
4,9	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	359	375
4,9	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,483	1,523

4,9	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	579	590
4,9	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	596	633
4,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	585
4,8,9	Pepper Residential Securities Trust 2021-A1U, 1M
	USD LIBOR + 0.880%	1.033%	1/16/60	172	172
4,8,9	Pepper Residential Securities Trust 2022-A1U, 1M
	USD LIBOR + 1.000%	1.102%	6/20/60	126	125
4,8,9	Pepper Residential Securities Trust 2023-A1U, 1M
	USD LIBOR + 0.950%	1.108%	8/18/60	125	125
4,9	PFS Financing Corp. 2020-A	1.270%	6/15/25	360	365
4,9	PFS Financing Corp. 2020-E	1.000%	10/15/25	280	282
4,8,9	PHEAA Student Loan Trust 2016-2A, 1M USD
	LIBOR + 0.950%	1.098%	11/25/65	119	119
4,9	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	390
4,9	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
4,9	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	579	590
4,8,9	Resimac Premier Series 2018-1A, 1M USD LIBOR +
	0.800%	0.949%	11/10/49	192	191
4,8,9	Resimac Premier Series 2018-1NCA, 1M USD
	LIBOR + 0.850%	1.003%	12/5/59	214	213
4,8,9	Resimac Premier Series 2018-2, 1M USD LIBOR +
	0.850%	0.999%	4/10/50	65	65
4	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	109	109
4	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	140	143
4	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	960	993
4	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	470	490
4	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	540	560
4	Santander Drive Auto Receivables Trust 2020-2	2.220%	9/15/26	790	806
4	Santander Drive Auto Receivables Trust 2020-3	1.640%	11/16/26	1,070	1,086
4	Santander Drive Auto Receivables Trust 2020-4	1.480%	1/15/27	610	616
4,9	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	170	174
4,9	Santander Retail Auto Lease Trust 2020-B	1.980%	10/20/25	800	801
4,9	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	130	133
4	Small Business Administration Participation
	Certificates 2019-25E	3.070%	5/1/44	689	756
4,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	204	209
4,8,9	SMB Private Education Loan Trust 2016-B, 1M USD
	LIBOR + 1.450%	1.609%	2/17/32	135	136
4,8,9	SMB Private Education Loan Trust 2016-C, 1M USD
	LIBOR + 1.100%	1.259%	9/15/34	54	55
4,8,9	SMB Private Education Loan Trust 2017-A, 1M USD
	LIBOR + 0.900%	1.059%	9/15/34	74	74
4,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	177	184
4,9	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	373	393
4,9	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	493	528
4,9	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	121	122
4,9	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	174	175
4,9	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	36	37
4,8,9	SoFi Professional Loan Program 2016-D LLC, 1M
	USD LIBOR + 0.950%	1.098%	1/25/39	11	11
4,9	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	4	4
4,9	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	66	68
4,9	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	96	98
4,9	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	128	131
4,9	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	88	90
4,9	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	570	590
4,9	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	386	399
4	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	140	141

4	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	170	177
4	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	230	238
4,9	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	35
4,9	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	204
4,9	Tesla Auto Lease Trust 2020-A	1.680%	2/20/24	100	101
4,9	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	243	246
4,9	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	99	100
4,9	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	102
4,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	108
4,9	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	820	837
4,9	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	440	458
4,9	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	20	20
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	112	129
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	10	10
4	Verizon Owner Trust 2020-B	0.830%	2/20/25	430	432
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	354	380
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.275%	7/15/46	450	481
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	190	209
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	330	350
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	601	671
4	Wells Fargo Commercial Mortgage Trust 2015-C30	4.498%	9/15/58	200	198
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	320	361
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.537%	9/15/58	160	159
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	166	185
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	90	100
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	10	11
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	42	48
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	50	51
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	30	35
4	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	80	93
4,9	Wendys Funding LLC 2018-1	3.573%	3/15/48	97	100
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	108
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	20	22
4	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	10	11
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	361	395
4	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	224	246
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	41
4	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	110	115
4	World Omni Automobile Lease Securitization Trust
	2019-B	3.240%	7/15/24	160	163
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $126,976)					131,334
Corporate Bonds (31.4%)
Finance (9.8%)
	Banking (6.6%)
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,574
	American Express Co.	3.400%	2/22/24	331	360
	American Express Co.	2.500%	7/30/24	401	428
	American Express Co.	3.000%	10/30/24	5,726	6,248
10	Argenta Spaarbank NV	1.000%	10/13/26	1,900	2,369
10	Argenta Spaarbank NV	1.000%	1/29/27	1,900	2,375
4,9	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	5,200	5,499
	Banco Santander SA	2.746%	5/28/25	200	214
	Banco Santander SA	3.490%	5/28/30	200	224
	Banco Santander SA	2.749%	12/3/30	2,130	2,192
4	Bank of America Corp.	2.816%	7/21/23	4,002	4,158
4	Bank of America Corp.	3.864%	7/23/24	2,610	2,832

4	Bank of America Corp.	0.810%	10/24/24	5,000	5,042
	Bank of America Corp.	4.000%	1/22/25	1,000	1,119
4	Bank of America Corp.	0.981%	9/25/25	4,000	4,039
4	Bank of America Corp.	3.093%	10/1/25	479	518
4	Bank of America Corp.	3.366%	1/23/26	4,099	4,495
4	Bank of America Corp.	2.015%	2/13/26	356	372
4	Bank of America Corp.	1.319%	6/19/26	1,755	1,783
4	Bank of America Corp.	3.559%	4/23/27	242	273
4	Bank of America Corp.	3.824%	1/20/28	433	496
4	Bank of America Corp.	3.705%	4/24/28	244	277
4	Bank of America Corp.	3.419%	12/20/28	520	587
4	Bank of America Corp.	3.970%	3/5/29	1,635	1,905
4	Bank of America Corp.	4.271%	7/23/29	201	239
4	Bank of America Corp.	3.194%	7/23/30	1,050	1,171
4	Bank of America Corp.	1.898%	7/23/31	1,550	1,561
4	Bank of America Corp.	2.676%	6/19/41	1,700	1,770
	Bank of America Corp.	4.875%	4/1/44	1,000	1,375
4	Bank of America Corp.	4.443%	1/20/48	1,000	1,325
4	Bank of America Corp.	4.083%	3/20/51	2,000	2,515
4	Bank of America Corp.	2.831%	10/24/51	1,000	1,041
	Bank of Montreal	3.300%	2/5/24	431	466
	Bank of New York Mellon Corp.	3.400%	5/15/24	200	219
	Bank of New York Mellon Corp.	2.100%	10/24/24	200	213
	Bank of Nova Scotia	2.200%	2/3/25	278	292
	Bank of Nova Scotia	2.700%	8/3/26	269	295
9	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	200	212
10	Banque Federative du Credit Mutuel SA	1.250%	5/26/27	2,100	2,772
10	Banque Federative du Credit Mutuel SA	0.100%	10/8/27	2,900	3,564
	Barclays plc	3.684%	1/10/23	5,000	5,146
	Barclays plc	4.375%	9/11/24	510	564
	Barclays plc	1.007%	12/10/24	3,820	3,840
4	Barclays plc	3.932%	5/7/25	1,200	1,313
4	Barclays plc	2.852%	5/7/26	414	443
	Barclays plc	5.200%	5/12/26	2,000	2,324
	Barclays plc	4.337%	1/10/28	2,844	3,260
	Barclays plc	3.564%	9/23/35	1,500	1,616
4,9	BNP Paribas SA	2.219%	6/9/26	1,360	1,419
4,9	BNP Paribas SA	2.588%	8/12/35	1,545	1,586
9	BPCE SA	3.250%	1/11/28	200	221
4	Capital One Bank USA NA	2.280%	1/28/26	1,853	1,933
4	Citigroup Inc.	3.106%	4/8/26	210	230
	Citigroup Inc.	3.400%	5/1/26	331	373
	Citigroup Inc.	3.200%	10/21/26	1,524	1,699
	Citigroup Inc.	4.450%	9/29/27	1,907	2,238
4	Citigroup Inc.	3.887%	1/10/28	200	228
4	Citigroup Inc.	3.668%	7/24/28	1,198	1,360
4	Citigroup Inc.	3.520%	10/27/28	200	225
4	Citigroup Inc.	3.980%	3/20/30	207	243
4	Citigroup Inc.	4.412%	3/31/31	248	301
4	Citigroup Inc.	2.572%	6/3/31	650	692
4	Citigroup Inc.	3.878%	1/24/39	1,500	1,785
	Citigroup Inc.	4.650%	7/23/48	1,000	1,375
9	Commonwealth Bank of Australia	3.150%	9/19/27	223	249
9	Commonwealth Bank of Australia	3.743%	9/12/39	1,000	1,177
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,500	1,669
9	Cooperatieve Rabobank UA	2.625%	7/22/24	200	213
	Credit Suisse AG	3.625%	9/9/24	556	617
9	Danske Bank A/S	1.171%	12/8/23	4,000	3,999

4	Deutsche Bank AG	2.222%	9/18/24	1,350	1,385
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,905
	Discover Bank	4.250%	3/13/26	3,700	4,246
10	DVB Bank SE	1.250%	6/16/23	900	1,124
	Fifth Third Bank	2.250%	2/1/27	200	213
4	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,387
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	396
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,859	2,087
4	Goldman Sachs Group Inc.	3.272%	9/29/25	253	276
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	234
	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,444
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	228
4	Goldman Sachs Group Inc.	3.691%	6/5/28	344	396
4	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	2,068
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	222
4	Goldman Sachs Group Inc.	4.411%	4/23/39	958	1,220
4	HSBC Holdings plc	2.633%	11/7/25	1,670	1,775
	HSBC Holdings plc	4.300%	3/8/26	215	248
4	HSBC Holdings plc	1.645%	4/18/26	1,905	1,944
	HSBC Holdings plc	3.900%	5/25/26	257	293
4	HSBC Holdings plc	2.099%	6/4/26	4,449	4,618
4	HSBC Holdings plc	4.292%	9/12/26	200	227
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,950
4	HSBC Holdings plc	4.041%	3/13/28	652	740
4,11	HSBC Holdings plc	3.000%	7/22/28	900	1,374
4	HSBC Holdings plc	2.013%	9/22/28	2,000	2,031
4	HSBC Holdings plc	4.583%	6/19/29	348	411
4	HSBC Holdings plc	3.973%	5/22/30	248	286
4	HSBC Holdings plc	2.357%	8/18/31	1,000	1,027
	ING Groep NV	3.950%	3/29/27	214	247
	ING Groep NV	4.050%	4/9/29	236	280
9	Intesa Sanpaolo SPA	3.250%	9/23/24	500	533
9	Intesa Sanpaolo SPA	4.000%	9/23/29	200	225
11	Intesa Sanpaolo SPA	2.500%	1/15/30	1,100	1,599
4	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,935
4	JPMorgan Chase & Co.	3.220%	3/1/25	284	306
	JPMorgan Chase & Co.	3.900%	7/15/25	256	289
4	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,211
	JPMorgan Chase & Co.	3.200%	6/15/26	303	339
4	JPMorgan Chase & Co.	3.782%	2/1/28	207	238
4	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	4,317
4	JPMorgan Chase & Co.	3.509%	1/23/29	473	539
4	JPMorgan Chase & Co.	4.005%	4/23/29	384	448
4	JPMorgan Chase & Co.	4.452%	12/5/29	200	244
4	JPMorgan Chase & Co.	2.739%	10/15/30	229	248
4,10	JPMorgan Chase & Co.	1.047%	11/4/32	1,190	1,562
4	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	3,324
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	2,692
4	JPMorgan Chase & Co.	3.964%	11/15/48	660	829
4	JPMorgan Chase & Co.	3.109%	4/22/51	1,350	1,493
	KeyBank NA	3.300%	6/1/25	200	222
12	Lloyds Banking Group plc	1.419%	3/7/25	1,000	770
	Lloyds Banking Group plc	4.450%	5/8/25	240	274
4	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,749
	Lloyds Banking Group plc	3.750%	1/11/27	576	653
	Lloyds Banking Group plc	4.375%	3/22/28	248	293
	Lloyds Banking Group plc	4.550%	8/16/28	200	241
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	200	211

	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	840
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	1,020
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	422
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	297
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	623
4	Mizuho Financial Group Inc.	2.555%	9/13/25	248	263
4	Mizuho Financial Group Inc.	3.153%	7/16/30	200	221
	Morgan Stanley	2.750%	5/19/22	2,100	2,168
	Morgan Stanley	3.125%	1/23/23	2,597	2,741
	Morgan Stanley	0.560%	11/10/23	4,127	4,132
	Morgan Stanley	4.000%	7/23/25	244	278
	Morgan Stanley	3.875%	1/27/26	707	809
4	Morgan Stanley	2.188%	4/28/26	2,070	2,185
	Morgan Stanley	3.625%	1/20/27	573	656
4	Morgan Stanley	3.591%	7/22/28	751	857
4,10	Morgan Stanley	0.495%	10/26/29	3,000	3,724
4	Morgan Stanley	2.699%	1/22/31	500	544
4	Morgan Stanley	3.622%	4/1/31	265	307
	Morgan Stanley	1.794%	2/13/32	4,500	4,520
4	Morgan Stanley	3.971%	7/22/38	1,000	1,228
4	Morgan Stanley	4.457%	4/22/39	525	677
	Morgan Stanley	4.300%	1/27/45	725	965
4,10	Nationwide Building Society	2.000%	7/25/29	3,400	4,340
	Natwest Group plc	3.875%	9/12/23	600	651
4	Natwest Group plc	4.269%	3/22/25	700	768
4	Natwest Group plc	3.073%	5/22/28	1,175	1,267
	PNC Bank NA	3.300%	10/30/24	250	275
	PNC Bank NA	2.950%	2/23/25	259	283
	PNC Bank NA	3.100%	10/25/27	623	697
	PNC Bank NA	3.250%	1/22/28	250	284
	PNC Bank NA	2.700%	10/22/29	200	218
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	465
	Royal Bank of Canada	2.550%	7/16/24	1,520	1,626
	Santander Holdings USA Inc.	3.500%	6/7/24	290	313
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,988
	Santander UK plc	2.875%	6/18/24	200	214
4,9	Standard Chartered plc	1.319%	10/14/23	1,260	1,269
	State Street Corp.	2.825%	3/30/22	200	206
	State Street Corp.	3.300%	12/16/24	343	380
	State Street Corp.	3.550%	8/18/25	282	318
4	State Street Corp.	2.354%	11/1/25	244	259
	State Street Corp.	3.152%	3/30/30	223	254
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	200	213
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	330
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	463
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	224
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	652
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	297
	Synchrony Financial	3.950%	12/1/27	6,640	7,405
	Toronto-Dominion Bank	2.650%	6/12/24	146	156
	Toronto-Dominion Bank	1.150%	6/12/25	230	234
	Truist Bank	3.200%	4/1/24	517	561
	Truist Bank	1.500%	3/10/25	200	207
	Truist Bank	3.625%	9/16/25	250	281
	US Bancorp	3.700%	1/30/24	366	399
	US Bancorp	2.400%	7/30/24	358	381
	US Bancorp	3.150%	4/27/27	256	287
	US Bancorp	3.000%	7/30/29	200	222

	Wells Fargo & Co.	3.000%	2/19/25	544	590
4	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,415
	Wells Fargo & Co.	3.000%	4/22/26	504	555
	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,791
	Wells Fargo & Co.	3.000%	10/23/26	545	604
4	Wells Fargo & Co.	3.196%	6/17/27	200	221
	Wells Fargo & Co.	4.300%	7/22/27	4,500	5,258
4	Wells Fargo & Co.	3.584%	5/22/28	244	276
4,10	Wells Fargo & Co.	1.741%	5/4/30	2,100	2,843
4	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,530
	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,979
	Wells Fargo & Co.	4.650%	11/4/44	1,000	1,280
	Wells Fargo & Co.	4.400%	6/14/46	750	936
	Wells Fargo & Co.	5.013%	4/4/51	450	639
11	Wells Fargo Bank NA	5.250%	8/1/23	900	1,369
	Westpac Banking Corp.	2.350%	2/19/25	273	292
	Westpac Banking Corp.	2.850%	5/13/26	200	222
10	Westpac Banking Corp.	1.450%	7/17/28	2,200	2,976
4,12	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,598
4	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,834
4	Westpac Banking Corp.	4.322%	11/23/31	200	228
	Westpac Banking Corp.	2.963%	11/16/40	2,400	2,556

	Brokerage (0.6%)
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,307	2,518
	Ameriprise Financial Inc.	3.700%	10/15/24	207	230
	Ameriprise Financial Inc.	3.000%	4/2/25	694	756
	BlackRock Inc.	3.200%	3/15/27	200	226
	BlackRock Inc.	1.900%	1/28/31	1,500	1,566
10	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	3,200	3,945
10	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,100	1,414
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	221
	Brookfield Finance Inc.	3.900%	1/25/28	200	229
	Cboe Global Markets Inc.	1.625%	12/15/30	3,740	3,779
	Charles Schwab Corp.	3.850%	5/21/25	422	480
	Charles Schwab Corp.	3.200%	1/25/28	206	233
	Charles Schwab Corp.	3.250%	5/22/29	220	252
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,120	2,134
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,950	3,025
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,470	1,535
	Invesco Finance plc	4.000%	1/30/24	200	220
	Invesco Finance plc	5.375%	11/30/43	590	763
	Lazard Group LLC	4.500%	9/19/28	262	312
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,648
	TD Ameritrade Holding Corp.	3.300%	4/1/27	200	224

	Finance Companies (0.4%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	9/15/23	4,525	4,885
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.450%	4/3/26	2,050	2,299
	Air Lease Corp.	2.875%	1/15/26	1,600	1,689
	Air Lease Corp.	3.750%	6/1/26	1,269	1,389
	Air Lease Corp.	3.125%	12/1/30	2,000	2,073
9	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,339
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,190
9	GE Capital Funding LLC	3.450%	5/15/25	1,250	1,380

	Insurance (1.1%)
	Aflac Inc.	4.750%	1/15/49	1,250	1,734
9	Alliant Holdings Intermediate LLC / Alliant Holdings
	Co-Issuer	4.250%	10/15/27	75	76
9	Alliant Holdings Intermediate LLC / Alliant Holdings
	Co-Issuer	6.750%	10/15/27	30	32
	American International Group Inc.	2.500%	6/30/25	245	263
	American International Group Inc.	4.500%	7/16/44	1,367	1,749
	American International Group Inc.	4.800%	7/10/45	715	948
	American International Group Inc.	4.375%	6/30/50	1,716	2,224
	Anthem Inc.	3.650%	12/1/27	1,985	2,287
	Anthem Inc.	3.125%	5/15/50	2,450	2,682
	Aon Corp.	2.800%	5/15/30	200	218
	Aon plc	4.600%	6/14/44	478	629
	Aon plc	4.750%	5/15/45	505	686
4,10	Argentum Netherlands BV for Zurich Insurance Co.
	Ltd.	2.750%	2/19/49	700	975
10	Athene Global Funding	1.125%	9/2/25	3,930	4,961
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	551
	Centene Corp.	4.750%	1/15/25	80	82
	Centene Corp.	3.000%	10/15/30	335	354
	Chubb INA Holdings Inc.	3.350%	5/15/24	270	295
	Chubb INA Holdings Inc.	3.350%	5/3/26	329	371
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,040	1,036
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	2,310
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,862
	Equitable Holdings Inc.	5.000%	4/20/48	500	659
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,693
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	343	374
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	282
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	408
	MetLife Inc.	4.550%	3/23/30	2,055	2,571
	MetLife Inc.	4.125%	8/13/42	1,000	1,268
11	Phoenix Group Holdings plc	5.867%	6/13/29	600	1,001
11	Phoenix Group Holdings plc	5.625%	4/28/31	200	337
	Progressive Corp.	3.200%	3/26/30	200	230
9	Protective Life Corp.	4.300%	9/30/28	200	234
	Prudential Financial Inc.	3.935%	12/7/49	530	643
	Prudential Financial Inc.	4.350%	2/25/50	500	650
4,10	Sampo Oyj	3.375%	5/23/49	855	1,199
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,359
	UnitedHealth Group Inc.	3.450%	1/15/27	360	412
	UnitedHealth Group Inc.	3.375%	4/15/27	2,000	2,280
	UnitedHealth Group Inc.	2.950%	10/15/27	323	362
	UnitedHealth Group Inc.	3.850%	6/15/28	245	291
	UnitedHealth Group Inc.	3.875%	12/15/28	1,412	1,688
	UnitedHealth Group Inc.	2.000%	5/15/30	200	212
	UnitedHealth Group Inc.	2.750%	5/15/40	850	916
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,527
	Willis North America Inc.	2.950%	9/15/29	1,585	1,731
	Willis North America Inc.	3.875%	9/15/49	680	829

	Other Finance (0.1%)
10	Aroundtown SA	0.625%	7/9/25	1,400	1,736
11	Aroundtown SA	3.625%	4/10/31	900	1,444

	Real Estate Investment Trusts (1.0%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	229

	AvalonBay Communities Inc.	2.950%	5/11/26	200	221
	AvalonBay Communities Inc.	2.300%	3/1/30	248	263
	Brixmor Operating Partnership LP	4.050%	7/1/30	2,500	2,867
	Corporate Office Properties LP	2.250%	3/15/26	2,000	2,078
	Digital Realty Trust LP	3.600%	7/1/29	200	229
	ERP Operating LP	3.375%	6/1/25	200	221
	ERP Operating LP	4.150%	12/1/28	229	273
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	5,248
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	858
	Kimco Realty Corp.	3.300%	2/1/25	400	437
	Kimco Realty Corp.	1.900%	3/1/28	4,000	4,102
9	Ladder Capital Finance Holdings LLLP / Ladder
	Capital Finance Corp.	5.250%	10/1/25	35	35
9	Ladder Capital Finance Holdings LLLP / Ladder
	Capital Finance Corp.	4.250%	2/1/27	95	93
	Mid-America Apartments LP	2.750%	3/15/30	200	219
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	415	428
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	229
	Omega Healthcare Investors Inc.	3.375%	2/1/31	5,800	6,086
10	Prologis Euro Finance LLC	1.500%	9/10/49	600	794
	Public Storage	3.385%	5/1/29	267	305
	Realty Income Corp.	3.875%	4/15/25	208	234
	Realty Income Corp.	4.125%	10/15/26	384	451
11	Realty Income Corp.	1.625%	12/15/30	1,475	2,121
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,666
	Sabra Health Care LP	3.900%	10/15/29	200	209
	Simon Property Group LP	3.750%	2/1/24	236	255
	Simon Property Group LP	2.000%	9/13/24	214	221
	Simon Property Group LP	3.500%	9/1/25	1,200	1,329
	Simon Property Group LP	3.250%	11/30/26	203	225
	Simon Property Group LP	3.375%	12/1/27	200	223
	Simon Property Group LP	2.650%	7/15/30	1,000	1,062
	Simon Property Group LP	3.800%	7/15/50	250	277
	UDR Inc.	2.950%	9/1/26	185	203
	VEREIT Operating Partnership LP	3.950%	8/15/27	1,515	1,712
	VEREIT Operating Partnership LP	3.400%	1/15/28	1,550	1,711
	VEREIT Operating Partnership LP	2.200%	6/15/28	2,180	2,231
	Welltower Inc.	4.250%	4/1/26	600	698
11	Welltower Inc.	4.800%	11/20/28	800	1,340
					424,667
Industrial (19.1%)
	Basic Industry (0.9%)
9	Air Liquide Finance SA	2.250%	9/10/29	1,725	1,858
	Air Products & Chemicals Inc.	2.700%	5/15/40	1,040	1,110
9	Arconic Corp.	6.000%	5/15/25	60	64
9	Axalta Coating Systems LLC / Axalta Coating
	Systems Dutch Holding B BV	4.750%	6/15/27	90	95
9	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	330	356
9	Chevron Phillips Chemical Co, LLC / Chevron Phillips
	Chemical Co, LP	3.400%	12/1/26	2,852	3,204
9	Chevron Phillips Chemical Co. LLC / Chevron Phillips
	Chemical Co. LP	3.700%	6/1/28	200	228
	Dow Chemical Co.	3.625%	5/15/26	257	288
10	Dow Chemical Co.	1.125%	3/15/32	1,000	1,267
	Dow Chemical Co.	4.375%	11/15/42	300	367
	DuPont de Nemours Inc.	4.205%	11/15/23	500	552
	DuPont de Nemours Inc.	4.493%	11/15/25	997	1,164

DuPont de Nemours Inc.	5.319%	11/15/38	380	513
Eastman Chemical Co.	3.800%	3/15/25	200	222
9 Element Solutions Inc.	3.875%	9/1/28	350	358
FMC Corp.	4.500%	10/1/49	135	175
9 FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	60	66
Freeport-McMoRan Inc.	4.375%	8/1/28	250	265
Freeport-McMoRan Inc.	4.625%	8/1/30	190	207
9 Georgia-Pacific LLC	1.750%	9/30/25	1,985	2,075
9 Georgia-Pacific LLC	2.100%	4/30/27	207	218
9 Graphic Packaging International LLC	4.750%	7/15/27	200	221
9 Graphic Packaging International LLC	3.500%	3/15/28	340	351
9 Graphic Packaging International LLC	3.500%	3/1/29	86	88
9 Hudbay Minerals Inc.	6.125%	4/1/29	490	530
9 Ingevity Corp.	3.875%	11/1/28	220	221
International Paper Co.	7.300%	11/15/39	740	1,180
International Paper Co.	4.350%	8/15/48	400	523
9 Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	150	153
LYB International Finance III LLC	2.875%	5/1/25	420	454
LYB International Finance III LLC	3.375%	5/1/30	1,000	1,115
LYB International Finance III LLC	3.375%	10/1/40	2,550	2,721
Mosaic Co.	4.875%	11/15/41	440	508
Newmont Corp.	2.800%	10/1/29	3,385	3,697
Newmont Corp.	2.250%	10/1/30	840	883
9 Novelis Corp.	4.750%	1/30/30	40	43
Nucor Corp.	2.000%	6/1/25	430	454
Nucor Corp.	2.700%	6/1/30	790	868
Nutrien Ltd.	4.125%	3/15/35	180	214
9 OCI NV	5.250%	11/1/24	110	114
9 OCI NV	4.625%	10/15/25	135	140
Packaging Corp. of America	3.400%	12/15/27	230	259
Packaging Corp. of America	4.050%	12/15/49	150	186
Praxair Inc.	2.000%	8/10/50	1,000	930
RPM International Inc.	3.750%	3/15/27	1,505	1,664
RPM International Inc.	4.550%	3/1/29	435	506
Sherwin-Williams Co.	4.200%	1/15/22	1,285	1,323
Sherwin-Williams Co.	4.500%	6/1/47	310	415
Sherwin-Williams Co.	3.300%	5/15/50	1,000	1,116
Steel Dynamics Inc.	2.400%	6/15/25	555	589
Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,762
Weyerhaeuser Co.	4.000%	11/15/29	570	670
Weyerhaeuser Co.	4.000%	4/15/30	145	171
9 WR Grace & Co-Conn	4.875%	6/15/27	55	58
WRKCo Inc.	4.000%	3/15/28	325	375
WRKCo Inc.	3.900%	6/1/28	1,000	1,158

Capital Goods (2.4%)
3M Co.	2.250%	9/19/26	200	215
3M Co.	3.700%	4/15/50	871	1,066
9 Airbus SE	3.150%	4/10/27	221	239
9 American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	31
9 American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	155	161
9 Ardagh Packaging Finance plc / Ardagh Holdings
USA Inc.	5.250%	4/30/25	116	122
9 Ardagh Packaging Finance plc / Ardagh Holdings
USA Inc.	5.250%	8/15/27	495	518
9 BAE Systems plc	1.900%	2/15/31	3,000	2,998
Ball Corp.	5.000%	3/15/22	65	68
Ball Corp.	4.875%	3/15/26	140	158

	Ball Corp.	2.875%	8/15/30	564	563
9	Berry Global Inc.	4.875%	7/15/26	172	184
9	Berry Global Inc.	5.625%	7/15/27	220	236
	Boeing Co.	2.700%	5/1/22	365	374
	Boeing Co.	2.800%	3/1/24	245	258
	Boeing Co.	4.875%	5/1/25	3,079	3,506
	Boeing Co.	2.750%	2/1/26	2,000	2,107
	Boeing Co.	5.040%	5/1/27	248	290
	Boeing Co.	5.150%	5/1/30	1,475	1,784
	Boeing Co.	5.805%	5/1/50	2,000	2,746
9	CANPACK SA / Eastern PA Land Investment Holding
	LLC	3.125%	11/1/25	95	96
	Carrier Global Corp.	2.493%	2/15/27	1,451	1,562
	Carrier Global Corp.	3.377%	4/5/40	2,825	3,087
	Caterpillar Financial Services Corp.	2.625%	3/1/23	180	189
	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,390	9,421
	Caterpillar Financial Services Corp.	2.150%	11/8/24	200	212
	Caterpillar Financial Services Corp.	1.100%	9/14/27	6,160	6,210
	Caterpillar Inc.	3.250%	4/9/50	2,000	2,338
9	Clark Equipment Co.	5.875%	6/1/25	170	179
9	Clean Harbors Inc.	4.875%	7/15/27	155	163
9	Clean Harbors Inc.	5.125%	7/15/29	260	284
	CNH Industrial Capital LLC	1.875%	1/15/26	5,310	5,562
9	Cornerstone Building Brands Inc.	6.125%	1/15/29	85	91
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,500	3,714
	Embraer SA	5.150%	6/15/22	1,400	1,439
	Emerson Electric Co.	1.800%	10/15/27	200	211
	General Dynamics Corp.	2.625%	11/15/27	200	218
	General Dynamics Corp.	3.750%	5/15/28	200	234
	General Dynamics Corp.	4.250%	4/1/40	1,720	2,220
	General Dynamics Corp.	4.250%	4/1/50	520	702
	General Electric Co.	3.450%	5/1/27	1,645	1,854
	General Electric Co.	4.350%	5/1/50	500	605
9	GPC Merger Sub Inc.	7.125%	8/15/28	260	286
9	H&E Equipment Services Inc.	3.875%	12/15/28	520	523
	Honeywell International Inc.	1.950%	6/1/30	286	302
	Honeywell International Inc.	2.800%	6/1/50	1,000	1,093
	Howmet Aerospace Inc.	6.875%	5/1/25	100	117
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,188
	L3Harris Technologies Inc.	3.850%	12/15/26	223	257
	L3Harris Technologies Inc.	4.400%	6/15/28	3,200	3,828
	L3Harris Technologies Inc.	1.800%	1/15/31	3,000	3,042
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,666
	Lockheed Martin Corp.	1.850%	6/15/30	1,055	1,104
	Lockheed Martin Corp.	3.800%	3/1/45	3,303	4,085
	Lockheed Martin Corp.	4.700%	5/15/46	60	84
9	Mueller Water Products Inc.	5.500%	6/15/26	145	150
	Northrop Grumman Corp.	3.250%	1/15/28	513	575
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,841
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,989
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,303
	Precision Castparts Corp.	3.250%	6/15/25	100	110
	Raytheon Technologies Corp.	3.200%	3/15/24	1,745	1,879
	Raytheon Technologies Corp.	3.950%	8/16/25	120	138
	Raytheon Technologies Corp.	3.500%	3/15/27	237	268
	Raytheon Technologies Corp.	3.125%	5/4/27	629	702
	Raytheon Technologies Corp.	4.125%	11/16/28	2,879	3,425
10	Raytheon Technologies Corp.	2.150%	5/18/30	1,400	1,970

Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,917
Republic Services Inc.	1.750%	2/15/32	1,500	1,500
9 Reynolds Group Issuer Inc. / Reynolds Group Issuer
LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	1	1
9 Reynolds Group Issuer Inc. / Reynolds Group Issuer
LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	605	618
9 Rolls-Royce plc	3.625%	10/14/25	70	70
9 Rolls-Royce plc	5.750%	10/15/27	430	476
Roper Technologies Inc.	2.000%	6/30/30	200	204
Silgan Holdings Inc.	4.125%	2/1/28	120	124
Stanley Black & Decker Inc.	3.400%	3/1/26	265	299
Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	1,205
9 TransDigm Inc.	8.000%	12/15/25	25	28
9 TransDigm Inc.	6.250%	3/15/26	460	490
TransDigm Inc.	5.500%	11/15/27	465	488
9 Trivium Packaging Finance BV	5.500%	8/15/26	35	37
9 Trivium Packaging Finance BV	8.500%	8/15/27	255	280
Waste Management Inc.	0.750%	11/15/25	1,800	1,806
Waste Management Inc.	1.150%	3/15/28	900	899
9 WESCO Distribution Inc.	7.250%	6/15/28	540	613
9 White Cap Buyer LLC	6.875%	10/15/28	95	101

Communication (3.1%)
Activision Blizzard Inc.	2.500%	9/15/50	2,990	2,892
American Tower Corp.	2.400%	3/15/25	200	213
American Tower Corp.	3.375%	10/15/26	1,940	2,177
American Tower Corp.	2.750%	1/15/27	200	216
AT&T Inc.	3.600%	7/15/25	45	51
AT&T Inc.	2.300%	6/1/27	2,193	2,338
AT&T Inc.	1.650%	2/1/28	500	510
AT&T Inc.	4.350%	3/1/29	1,280	1,523
AT&T Inc.	4.300%	2/15/30	200	239
AT&T Inc.	4.500%	5/15/35	700	847
AT&T Inc.	4.900%	8/15/37	500	623
AT&T Inc.	3.650%	6/1/51	3,280	3,431
9 AT&T Inc.	3.550%	9/15/55	1,238	1,239
9 AT&T Inc.	3.800%	12/1/57	4,357	4,545
9 AT&T Inc.	3.650%	9/15/59	567	569
9 Cable One Inc.	4.000%	11/15/30	305	316
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.908%	7/23/25	589	684
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.800%	3/1/50	1,390	1,656
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.700%	4/1/51	750	778
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.850%	4/1/61	3,000	3,015
Comcast Corp.	3.375%	8/15/25	5,304	5,895
Comcast Corp.	3.150%	3/1/26	452	502
Comcast Corp.	2.350%	1/15/27	445	478
Comcast Corp.	3.150%	2/15/28	468	524
Comcast Corp.	4.150%	10/15/28	2,303	2,755
Comcast Corp.	3.400%	4/1/30	229	263
Comcast Corp.	3.250%	11/1/39	1,990	2,245
Comcast Corp.	3.750%	4/1/40	3,970	4,786
Comcast Corp.	4.650%	7/15/42	1,200	1,619
Comcast Corp.	4.700%	10/15/48	168	233
Comcast Corp.	3.450%	2/1/50	1,500	1,762

	Crown Castle International Corp.	4.450%	2/15/26	310	358
	Crown Castle International Corp.	3.700%	6/15/26	3,912	4,409
	Crown Castle International Corp.	5.200%	2/15/49	1,465	1,989
9	CSC Holdings LLC	5.375%	2/1/28	245	262
9	CSC Holdings LLC	5.750%	1/15/30	185	203
9	CSC Holdings LLC	4.625%	12/1/30	515	536
	Discovery Communications LLC	3.900%	11/15/24	35	39
	Discovery Communications LLC	4.900%	3/11/26	1,747	2,051
	Discovery Communications LLC	4.650%	5/15/50	765	955
9	Discovery Communications LLC	4.000%	9/15/55	2,000	2,228
	Fox Corp.	3.050%	4/7/25	180	197
	Fox Corp.	5.476%	1/25/39	2,020	2,763
9	Front Range BidCo Inc.	4.000%	3/1/27	410	412
9	Front Range BidCo Inc.	6.125%	3/1/28	210	222
9	Frontier Communications Corp.	5.875%	10/15/27	95	103
9	Frontier Communications Corp.	5.000%	5/1/28	400	417
9	Frontier Communications Corp.	6.750%	5/1/29	130	139
9	Gray Television Inc.	4.750%	10/15/30	95	97
	Lamar Media Corp.	5.750%	2/1/26	60	62
	Lamar Media Corp.	3.750%	2/15/28	137	141
	Lamar Media Corp.	4.875%	1/15/29	75	80
	Lamar Media Corp.	4.000%	2/15/30	118	122
9	Level 3 Financing Inc.	4.625%	9/15/27	400	416
9	Level 3 Financing Inc.	4.250%	7/1/28	570	584
9	Level 3 Financing Inc.	3.625%	1/15/29	410	409
9	Netflix Inc.	3.625%	6/15/25	575	612
9	Nexstar Broadcasting Inc.	4.750%	11/1/28	435	454
9	Nexstar Escrow Inc.	5.625%	7/15/27	75	81
9	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	455	493
	RELX Capital Inc.	3.000%	5/22/30	1,000	1,111
9	Scripps Escrow II Inc.	3.875%	1/15/29	85	89
9	Scripps Escrow II Inc.	5.375%	1/15/31	365	383
9	Sinclair Television Group Inc.	4.125%	12/1/30	415	424
9	Sirius XM Radio Inc.	4.625%	7/15/24	65	67
9	Sirius XM Radio Inc.	5.000%	8/1/27	70	74
9	Sky Ltd.	3.750%	9/16/24	200	223
	Sprint Corp.	7.125%	6/15/24	420	490
	Sprint Corp.	7.625%	3/1/26	65	81
	T-Mobile USA Inc.	4.500%	2/1/26	175	179
9	T-Mobile USA Inc.	1.500%	2/15/26	3,430	3,514
9	T-Mobile USA Inc.	3.750%	4/15/27	2,013	2,289
9	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,417
9	T-Mobile USA Inc.	3.000%	2/15/41	3,590	3,719
9	T-Mobile USA Inc.	3.300%	2/15/51	990	1,019
9	TEGNA Inc.	4.750%	3/15/26	375	399
9	TEGNA Inc.	4.625%	3/15/28	500	513
	Telefonica Emisiones SAU	4.103%	3/8/27	3,000	3,463
	Telefonica Emisiones SAU	4.665%	3/6/38	400	482
	Telefonica Emisiones SAU	5.213%	3/8/47	2,000	2,568
	Time Warner Cable LLC	4.500%	9/15/42	1,200	1,397
9	Townsquare Media Inc.	6.875%	2/1/26	82	86
9	Twitter Inc.	3.875%	12/15/27	445	474
12	Verizon Communications Inc.	4.050%	2/17/25	1,250	1,090
	Verizon Communications Inc.	0.850%	11/20/25	500	503
	Verizon Communications Inc.	4.125%	3/16/27	458	540
	Verizon Communications Inc.	3.000%	3/22/27	2,675	2,963
12	Verizon Communications Inc.	4.500%	8/17/27	500	462
	Verizon Communications Inc.	4.329%	9/21/28	200	240

	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,371
	Verizon Communications Inc.	2.650%	11/20/40	850	859
	Verizon Communications Inc.	3.850%	11/1/42	600	710
	Verizon Communications Inc.	4.000%	3/22/50	2,900	3,509
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,806
	ViacomCBS Inc.	4.750%	5/15/25	2,510	2,913
	ViacomCBS Inc.	4.375%	3/15/43	1,600	1,889
	ViacomCBS Inc.	4.950%	5/19/50	1,500	1,924
9	Virgin Media Finance plc	5.000%	7/15/30	80	83
9	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	170	176
9	Vmed O2 UK Financing I plc	4.250%	1/31/31	215	219
	Vodafone Group plc	4.375%	5/30/28	327	391
	Vodafone Group plc	5.250%	5/30/48	1,500	2,080
	Vodafone Group plc	4.875%	6/19/49	2,000	2,662
	Walt Disney Co.	1.750%	8/30/24	1,447	1,506
	Walt Disney Co.	3.350%	3/24/25	170	188
	Walt Disney Co.	1.750%	1/13/26	439	459
	Walt Disney Co.	3.375%	11/15/26	375	422
	Walt Disney Co.	3.700%	3/23/27	1,630	1,878
	Walt Disney Co.	2.000%	9/1/29	273	285
	Walt Disney Co.	3.500%	5/13/40	1,200	1,408
	Walt Disney Co.	4.125%	12/1/41	400	497
	Walt Disney Co.	4.700%	3/23/50	1,000	1,409
	Walt Disney Co.	3.600%	1/13/51	825	1,001
9	WMG Acquisition Corp.	3.000%	2/15/31	255	250
10	WPP Finance SA	2.375%	5/19/27	1,800	2,464
11	WPP Finance SA	3.750%	5/19/32	250	402

	Consumer Cyclical (2.3%)
9	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	265	273
9	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	125	125
9	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	246	248
9	Alimentation Couche-Tard Inc.	3.550%	7/26/27	221	249
9	Allison Transmission Inc.	4.750%	10/1/27	525	553
9	Allison Transmission Inc.	3.750%	1/30/31	280	286
	Amazon.com Inc.	1.200%	6/3/27	248	253
	Amazon.com Inc.	3.150%	8/22/27	892	1,014
	American Honda Finance Corp.	0.650%	9/8/23	5,168	5,198
	American Honda Finance Corp.	2.150%	9/10/24	372	393
9	Arches Buyer Inc.	4.250%	6/1/28	40	41
9	Arches Buyer Inc.	6.125%	12/1/28	20	21
	Asbury Automotive Group Inc.	4.500%	3/1/28	662	690
	Asbury Automotive Group Inc.	4.750%	3/1/30	605	644
	AutoZone Inc.	3.625%	4/15/25	1,278	1,431
	AutoZone Inc.	4.000%	4/15/30	1,380	1,625
	AutoZone Inc.	1.650%	1/15/31	2,421	2,403
	Block Financial LLC	3.875%	8/15/30	1,200	1,296
	BorgWarner Inc.	2.650%	7/1/27	207	222
9	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	340	361
9	Carnival Corp.	11.500%	4/1/23	157	181
9	Carnival Corp.	7.625%	3/1/26	125	136
9	Churchill Downs Inc.	5.500%	4/1/27	340	360
9	Churchill Downs Inc.	4.750%	1/15/28	198	209
9	Clarios Global LP	6.750%	5/15/25	50	54
9	Colt Merger Sub Inc.	5.750%	7/1/25	19	20
9	Colt Merger Sub Inc.	8.125%	7/1/27	129	143
	Costco Wholesale Corp.	1.375%	6/20/27	3,300	3,399
	Dollar General Corp.	4.125%	5/1/28	250	295

9	Empire Communities Corp.	7.000%	12/15/25	95	100
9	Expedia Group Inc.	6.250%	5/1/25	80	93
9	Expedia Group Inc.	4.625%	8/1/27	105	117
10	FCE Bank plc	1.660%	2/11/21	800	976
	Ford Motor Co.	8.500%	4/21/23	55	62
	Ford Motor Credit Co. LLC	3.087%	1/9/23	320	323
	Ford Motor Credit Co. LLC	5.125%	6/16/25	155	168
	Ford Motor Credit Co. LLC	4.134%	8/4/25	65	68
	Ford Motor Credit Co. LLC	3.375%	11/13/25	690	706
	Ford Motor Credit Co. LLC	4.125%	8/17/27	290	304
	Ford Motor Credit Co. LLC	3.815%	11/2/27	55	57
	General Motors Co.	4.875%	10/2/23	6,000	6,655
	General Motors Co.	5.400%	10/2/23	1,000	1,123
	General Motors Co.	6.125%	10/1/25	1,000	1,211
	General Motors Co.	5.200%	4/1/45	1,600	1,943
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	301
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	524
	General Motors Financial Co. Inc.	5.200%	3/20/23	4,000	4,386
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,340
	General Motors Financial Co. Inc.	2.900%	2/26/25	207	221
	General Motors Financial Co. Inc.	4.350%	4/9/25	213	239
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,890
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	110	124
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	690	706
9	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,086
9	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	70	76
9	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	415	436
	Home Depot Inc.	2.500%	4/15/27	200	219
	Home Depot Inc.	2.800%	9/14/27	225	251
	Home Depot Inc.	3.900%	12/6/28	217	260
	Home Depot Inc.	2.950%	6/15/29	1,263	1,433
	Home Depot Inc.	4.250%	4/1/46	720	959
	Home Depot Inc.	4.500%	12/6/48	500	701
	Home Depot Inc.	3.125%	12/15/49	750	861
9	International Game Technology plc	6.250%	1/15/27	25	29
9	International Game Technology plc	5.250%	1/15/29	120	129
9	Jaguar Land Rover Automotive plc	5.875%	1/15/28	360	363
9	Ken Garff Automotive LLC	4.875%	9/15/28	285	296
9	L Brands Inc.	6.875%	7/1/25	50	54
	Lennar Corp.	5.250%	6/1/26	100	119
	Lennar Corp.	4.750%	11/29/27	5	6
9	Lithia Motors Inc.	4.625%	12/15/27	285	301
9	Lithia Motors Inc.	4.375%	1/15/31	80	86
9	Live Nation Entertainment Inc.	5.625%	3/15/26	20	21
9	Live Nation Entertainment Inc.	6.500%	5/15/27	170	190
9	Live Nation Entertainment Inc.	4.750%	10/15/27	245	250
9	Live Nation Entertainment Inc.	3.750%	1/15/28	220	222
	Lowe's Cos. Inc.	3.100%	5/3/27	1,180	1,322
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	1,057
	Lowe's Cos. Inc.	4.050%	5/3/47	250	309
	Magna International Inc.	2.450%	6/15/30	200	215
	Marriott International Inc.	4.625%	6/15/30	380	445
	Mastercard Inc.	3.300%	3/26/27	200	228
	Mastercard Inc.	3.650%	6/1/49	614	759
	McDonald's Corp.	2.625%	9/1/29	1,311	1,433
	McDonald's Corp.	3.625%	9/1/49	1,100	1,283
	McDonald's Corp.	4.200%	4/1/50	1,695	2,177
9	Meritor Inc.	4.500%	12/15/28	60	61

	MGM Growth Properties Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	5.625%	5/1/24	235	254
9	MGM Growth Properties Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	4.625%	6/15/25	641	682
	MGM Growth Properties Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	4.500%	9/1/26	122	131
9	MGM Growth Properties Operating Partnership LP /
	MGP Finance Co-Issuer Inc.	3.875%	2/15/29	190	193
9	Michaels Stores Inc.	4.750%	10/1/27	110	113
9	NCL Corp. Ltd.	5.875%	3/15/26	185	195
9	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,425
10	Nissan Motor Co. Ltd.	2.652%	3/17/26	1,200	1,549
9	Panther BF Aggregator 2 LP / Panther Finance Co.
	Inc.	8.500%	5/15/27	640	694
	PulteGroup Inc.	5.500%	3/1/26	280	333
	PulteGroup Inc.	5.000%	1/15/27	100	118
9	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	34
9	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	27
9	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	60	70
	Starbucks Corp.	3.500%	3/1/28	335	384
	Starbucks Corp.	3.500%	11/15/50	600	689
	TJX Cos. Inc.	3.500%	4/15/25	200	223
	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,227
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	328
	TRI Pointe Group Inc.	5.700%	6/15/28	205	231
9	Vail Resorts Inc.	6.250%	5/15/25	991	1,058
	Visa Inc.	1.900%	4/15/27	200	212
10	Volkswagen Financial Services AG	2.250%	10/16/26	1,700	2,295
9	Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,094
9	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,146
9	Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,000	2,113
9	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	5,027
	Walmart Inc.	3.700%	6/26/28	331	389
9	William Carter Co.	5.500%	5/15/25	230	244
9	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	207	214

	Consumer Noncyclical (5.3%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,502
	AbbVie Inc.	3.375%	11/14/21	4,000	4,105
	AbbVie Inc.	2.600%	11/21/24	2,238	2,392
	AbbVie Inc.	3.800%	3/15/25	263	293
	AbbVie Inc.	2.950%	11/21/26	2,563	2,832
	AbbVie Inc.	3.200%	11/21/29	313	351
	AbbVie Inc.	4.050%	11/21/39	2,765	3,305
	AbbVie Inc.	4.875%	11/14/48	895	1,211
	AbbVie Inc.	4.250%	11/21/49	725	903
	Allina Health System	3.887%	4/15/49	1,000	1,136
	Altria Group Inc.	2.350%	5/6/25	1,000	1,060
	Altria Group Inc.	4.400%	2/14/26	2,570	2,978
	Altria Group Inc.	5.800%	2/14/39	2,000	2,627
	Altria Group Inc.	5.375%	1/31/44	325	416
	Altria Group Inc.	5.950%	2/14/49	135	189
	Altria Group Inc.	4.450%	5/6/50	300	355
	Amgen Inc.	2.200%	2/21/27	2,609	2,784
	Amgen Inc.	3.150%	2/21/40	2,250	2,448
	Amgen Inc.	3.375%	2/21/50	750	832
	Amgen Inc.	4.663%	6/15/51	500	675

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
Worldwide Inc.	3.650%	2/1/26	331	374
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
Worldwide Inc.	4.700%	2/1/36	8,090	10,238
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	250	283
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	290	330
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	348	409
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	1,011
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,225
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,468
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,400	2,702
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	690
9 Aramark Services Inc.	6.375%	5/1/25	470	504
Aramark Services Inc.	4.750%	6/1/26	125	129
9 Aramark Services Inc.	5.000%	2/1/28	60	63
AstraZeneca plc	3.125%	6/12/27	200	223
BAT Capital Corp.	3.215%	9/6/26	200	220
BAT Capital Corp.	4.390%	8/15/37	3,050	3,417
BAT Capital Corp.	4.540%	8/15/47	1,550	1,716
BAT Capital Corp.	3.984%	9/25/50	975	1,013
9 Bausch Health Cos. Inc.	5.500%	11/1/25	45	46
9 Bausch Health Cos. Inc.	5.750%	8/15/27	95	102
9 Bausch Health Cos. Inc.	7.000%	1/15/28	220	242
Becton Dickinson & Co.	3.700%	6/6/27	338	387
Becton Dickinson & Co.	4.669%	6/6/47	300	392
Biogen Inc.	3.150%	5/1/50	2,000	2,056
Boston Scientific Corp.	1.900%	6/1/25	1,000	1,046
Boston Scientific Corp.	4.000%	3/1/29	500	587
Boston Scientific Corp.	4.550%	3/1/39	800	1,019
Bristol-Myers Squibb Co.	2.900%	7/26/24	331	358
Bristol-Myers Squibb Co.	3.875%	8/15/25	200	228
Bristol-Myers Squibb Co.	3.450%	11/15/27	532	611
Bristol-Myers Squibb Co.	3.900%	2/20/28	870	1,027
Bristol-Myers Squibb Co.	3.400%	7/26/29	2,962	3,416
Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,205
Bristol-Myers Squibb Co.	4.250%	10/26/49	450	603
Bristol-Myers Squibb Co.	2.550%	11/13/50	4,000	4,103
Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	2,959
CHRISTUS Health	4.341%	7/1/28	200	236
Cigna Corp.	3.750%	7/15/23	2,000	2,157
Cigna Corp.	4.800%	8/15/38	1,730	2,225
Cigna Corp.	3.400%	3/15/50	1,500	1,677
Coca-Cola Co.	2.500%	3/15/51	1,100	1,135
CommonSpirit Health	2.760%	10/1/24	615	660
Constellation Brands Inc.	3.200%	2/15/23	550	581
Constellation Brands Inc.	2.875%	5/1/30	1,780	1,948
Constellation Brands Inc.	3.750%	5/1/50	1,200	1,407
CVS Health Corp.	3.700%	3/9/23	3,205	3,425
CVS Health Corp.	2.625%	8/15/24	200	214
CVS Health Corp.	4.100%	3/25/25	413	468
CVS Health Corp.	2.875%	6/1/26	207	227
CVS Health Corp.	3.000%	8/15/26	2,329	2,570
CVS Health Corp.	3.625%	4/1/27	1,419	1,618
CVS Health Corp.	3.250%	8/15/29	25	28
CVS Health Corp.	4.780%	3/25/38	4,150	5,244
CVS Health Corp.	2.700%	8/21/40	1,300	1,316
CVS Health Corp.	5.050%	3/25/48	400	540
CVS Health Corp.	4.250%	4/1/50	400	498

9	DaVita Inc.	4.625%	6/1/30	235	249
9	DaVita Inc.	3.750%	2/15/31	350	353
	DH Europe Finance II Sarl	2.200%	11/15/24	290	305
	DH Europe Finance II Sarl	2.600%	11/15/29	500	544
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	1,325
	Eli Lilly & Co.	3.375%	3/15/29	200	232
	Eli Lilly and Co.	2.500%	9/15/60	1,800	1,824
	Encompass Health Corp.	4.500%	2/1/28	420	439
	Encompass Health Corp.	4.625%	4/1/31	80	85
	General Mills Inc.	2.600%	10/12/22	5,000	5,192
	General Mills Inc.	2.875%	4/15/30	205	227
	General Mills Inc.	4.700%	4/17/48	1,040	1,461
	Gilead Sciences Inc.	0.750%	9/29/23	4,300	4,311
	Gilead Sciences Inc.	3.500%	2/1/25	675	746
	Gilead Sciences Inc.	3.650%	3/1/26	433	491
	Gilead Sciences Inc.	2.950%	3/1/27	2,750	3,035
	Gilead Sciences Inc.	1.200%	10/1/27	1,660	1,672
	Gilead Sciences Inc.	2.800%	10/1/50	1,500	1,493
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	354
	GlaxoSmithKline Capital plc	0.534%	10/1/23	2,775	2,785
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,532	5,975
	GlaxoSmithKline Capital plc	3.375%	6/1/29	331	384
	HCA Inc.	5.375%	2/1/25	275	308
	HCA Inc.	5.250%	6/15/26	757	893
	HCA Inc.	5.375%	9/1/26	90	103
	HCA Inc.	3.500%	9/1/30	30	32
	HCA Inc.	5.250%	6/15/49	975	1,277
9	Hill-Rom Holdings Inc.	5.000%	2/15/25	78	80
9	Hill-Rom Holdings Inc.	4.375%	9/15/27	270	285
	Hormel Foods Corp.	1.800%	6/11/30	290	299
10	JAB Holdings BV	2.500%	4/17/27	400	548
10	JAB Holdings BV	3.375%	4/17/35	700	1,085
	JM Smucker Co.	3.375%	12/15/27	273	307
	JM Smucker Co.	3.550%	3/15/50	1,200	1,352
	Johnson & Johnson	2.450%	9/1/60	1,700	1,759
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	4,002
	Kellogg Co.	4.500%	4/1/46	530	683
	Kimberly-Clark Corp.	1.050%	9/15/27	1,700	1,717
	Kimberly-Clark Corp.	3.100%	3/26/30	2,279	2,617
9	Kraft Heinz Foods Co.	3.875%	5/15/27	225	243
	Kroger Co.	3.700%	8/1/27	600	690
	Kroger Co.	3.875%	10/15/46	3,125	3,655
9	Kronos Acquisition Holdings Inc / KIK Custom
	Products Inc.	5.000%	12/31/26	20	21
9	Kronos Acquisition Holdings Inc / KIK Custom
	Products Inc.	7.000%	12/31/27	90	94
	Laboratory Corp. of America Holdings	3.250%	9/1/24	900	979
9	Lamb Weston Holdings Inc.	4.625%	11/1/24	60	63
9	Lamb Weston Holdings Inc.	4.875%	11/1/26	160	166
9	Lamb Weston Holdings Inc.	4.875%	5/15/28	120	134
	McCormick & Co. Inc.	2.500%	4/15/30	1,555	1,664
	McKesson Corp.	3.950%	2/16/28	750	875
10	Medtronic Global Holdings SCA	1.375%	10/15/40	710	942
	Medtronic Inc.	4.625%	3/15/45	600	849
	Merck & Co. Inc.	3.400%	3/7/29	631	733
	Merck & Co. Inc.	4.000%	3/7/49	925	1,220
	Mondelez International Inc.	0.625%	7/1/22	5,000	5,024
	Mondelez International Inc.	2.125%	4/13/23	900	935

	Mondelez International Inc.	2.750%	4/13/30	2,807	3,079
	Mondelez International Inc.	1.875%	10/15/32	2,650	2,688
4	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,354
10	Mylan Inc.	2.125%	5/23/25	2,370	3,117
	Mylan Inc.	4.550%	4/15/28	200	238
	Mylan Inc.	5.200%	4/15/48	500	656
10	Mylan NV	2.250%	11/22/24	600	790
	Mylan NV	3.950%	6/15/26	200	229
9	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,504
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,066
	Novartis Capital Corp.	2.750%	8/14/50	850	930
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,394
	PepsiCo Inc.	3.450%	10/6/46	1,000	1,200
9	Performance Food Group Inc.	6.875%	5/1/25	65	70
9	Performance Food Group Inc.	5.500%	10/15/27	500	527
	Pfizer Inc.	3.450%	3/15/29	382	445
	Pfizer Inc.	1.700%	5/28/30	200	206
	Pfizer Inc.	2.550%	5/28/40	1,546	1,639
	Philip Morris International Inc.	2.100%	5/1/30	200	207
	Philip Morris International Inc.	4.250%	11/10/44	2,050	2,578
9	Post Holdings Inc.	5.000%	8/15/26	130	134
9	Post Holdings Inc.	5.750%	3/1/27	70	74
9	Post Holdings Inc.	4.625%	4/15/30	147	154
	Procter & Gamble Co.	2.800%	3/25/27	130	145
9	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	230	255
	Reynolds American Inc.	4.450%	6/12/25	599	681
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	642	717
	Sysco Corp.	5.650%	4/1/25	1,000	1,190
9	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	5,000	5,100
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	253
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,000	2,097
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,500	1,600
9	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
9	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
9	Tenet Healthcare Corp.	4.875%	1/1/26	630	657
9	Tenet Healthcare Corp.	6.250%	2/1/27	205	217
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	425	483
	Tyson Foods Inc.	4.000%	3/1/26	348	400
	Tyson Foods Inc.	4.350%	3/1/29	259	314
	Tyson Foods Inc.	4.550%	6/2/47	2,000	2,630
	Tyson Foods Inc.	5.100%	9/28/48	910	1,308
	Unilever Capital Corp.	2.600%	5/5/24	400	427
	Unilever Capital Corp.	2.125%	9/6/29	294	314
9	United Natural Foods Inc.	6.750%	10/15/28	90	94
9	Upjohn Inc.	1.650%	6/22/25	1,500	1,552
9	Upjohn Inc.	2.300%	6/22/27	200	212
9	Upjohn Inc.	3.850%	6/22/40	5,450	6,131
9	Valvoline Inc.	3.625%	6/15/31	183	188
9	VRX Escrow Corp.	6.125%	4/15/25	270	278
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	215	238
	Zoetis Inc.	3.000%	5/15/50	1,670	1,833

	Energy (2.8%)
9	Ascent Resources Utica Holdings LLC / ARU Finance
	Corp.	8.250%	12/31/28	45	45
	Baker Hughes a GE Co. LLC / Baker Hughes Co-
	Obligor Inc.	3.337%	12/15/27	248	278
	BP Capital Markets America Inc.	3.216%	11/28/23	5,670	6,088

BP Capital Markets America Inc.	3.194%	4/6/25	248	273
BP Capital Markets America Inc.	3.796%	9/21/25	347	393
BP Capital Markets America Inc.	3.410%	2/11/26	444	497
BP Capital Markets America Inc.	3.119%	5/4/26	679	751
BP Capital Markets America Inc.	3.017%	1/16/27	248	274
BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,408
BP Capital Markets America Inc.	4.234%	11/6/28	925	1,102
BP Capital Markets plc	3.279%	9/19/27	1,024	1,152
9 Cameron LNG LLC	3.701%	1/15/39	1,655	1,848
Canadian Natural Resources Ltd.	2.950%	1/15/23	600	627
Canadian Natural Resources Ltd.	3.800%	4/15/24	520	557
Canadian Natural Resources Ltd.	3.850%	6/1/27	945	1,060
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,170	1,562
Cenovus Energy Inc.	3.000%	8/15/22	145	147
Cenovus Energy Inc.	5.375%	7/15/25	630	710
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	3,214	3,732
9 Cheniere Energy Inc.	4.625%	10/15/28	305	322
Chevron Corp.	1.995%	5/11/27	210	222
Chevron Corp.	2.978%	5/11/40	500	552
Chevron USA Inc.	2.343%	8/12/50	500	483
Cimarex Energy Co.	4.375%	3/15/29	440	501
9 CNX Resources Corp.	6.000%	1/15/29	360	367
Concho Resources Inc.	3.750%	10/1/27	890	1,007
Concho Resources Inc.	2.400%	2/15/31	350	366
Concho Resources Inc.	4.875%	10/1/47	440	592
ConocoPhillips Co.	4.950%	3/15/26	1,197	1,437
ConocoPhillips Co.	4.300%	11/15/44	265	335
DCP Midstream Operating LP	5.625%	7/15/27	59	65
Devon Energy Corp.	5.850%	12/15/25	300	353
Devon Energy Corp.	5.600%	7/15/41	200	243
Diamondback Energy Inc.	4.750%	5/31/25	250	281
Diamondback Energy Inc.	3.250%	12/1/26	2,217	2,369
Diamondback Energy Inc.	3.500%	12/1/29	1,745	1,858
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	221
9 Double Eagle III Midco 1 LLC / Double Eagle Finance
Corp.	7.750%	12/15/25	375	397
Enbridge Energy Partners LP	5.500%	9/15/40	125	156
Enbridge Inc.	3.700%	7/15/27	1,200	1,364
Enbridge Inc.	3.125%	11/15/29	700	768
Enbridge Inc.	4.000%	11/15/49	300	342
9 Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	45	48
9 Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	105	113
Energy Transfer Operating LP	5.500%	6/1/27	1,572	1,841
Energy Transfer Operating LP	3.750%	5/15/30	1,770	1,914
Energy Transfer Operating LP	6.250%	4/15/49	400	483
Energy Transfer Operating LP	5.000%	5/15/50	200	218
Energy Transfer Partners LP	6.050%	6/1/41	700	803
Energy Transfer Partners LP	6.500%	2/1/42	1,400	1,697
9 EnLink Midstream LLC	5.625%	1/15/28	100	102
Enterprise Products Operating LLC	5.950%	2/1/41	300	411
Enterprise Products Operating LLC	4.850%	3/15/44	900	1,108
Enterprise Products Operating LLC	5.100%	2/15/45	2,000	2,526
Enterprise Products Operating LLC	4.900%	5/15/46	860	1,077
Enterprise Products Operating LLC	4.800%	2/1/49	500	631
Enterprise Products Operating LLC	4.200%	1/31/50	1,000	1,173
EOG Resources Inc.	3.900%	4/1/35	200	233
9 EQM Midstream Partners LP	6.500%	7/1/27	155	174
EQT Corp.	3.000%	10/1/22	20	20

	EQT Corp.	5.000%	1/15/29	330	348
	Exxon Mobil Corp.	2.610%	10/15/30	1,731	1,889
10	Exxon Mobil Corp.	1.408%	6/26/39	1,000	1,277
	Exxon Mobil Corp.	4.227%	3/19/40	1,235	1,531
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,231
	Exxon Mobil Corp.	3.452%	4/15/51	655	748
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	1/15/27	90	90
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	553
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	765
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	300	375
	Kinder Morgan Inc.	5.300%	12/1/34	2,280	2,821
	Kinder Morgan Inc.	5.550%	6/1/45	500	640
	Magellan Midstream Partners LP	4.200%	10/3/47	290	330
	Marathon Petroleum Corp.	4.750%	12/15/23	1,222	1,352
	Marathon Petroleum Corp.	4.700%	5/1/25	2,732	3,128
	Marathon Petroleum Corp.	5.125%	12/15/26	290	344
	Marathon Petroleum Corp.	6.500%	3/1/41	500	671
	Marathon Petroleum Corp.	4.750%	9/15/44	500	572
	Marathon Petroleum Corp.	4.500%	4/1/48	200	225
9	MEG Energy Corp.	6.500%	1/15/25	114	117
	MPLX LP	1.750%	3/1/26	2,850	2,943
	MPLX LP	4.500%	4/15/38	1,800	2,036
	Noble Energy Inc.	3.250%	10/15/29	1,000	1,137
	NuStar Logistics LP	5.750%	10/1/25	55	59
	NuStar Logistics LP	6.375%	10/1/30	230	260
	Occidental Petroleum Corp.	3.500%	6/15/25	150	145
	Occidental Petroleum Corp.	5.550%	3/15/26	200	209
	Occidental Petroleum Corp.	3.400%	4/15/26	75	71
	Occidental Petroleum Corp.	3.200%	8/15/26	350	327
	Occidental Petroleum Corp.	3.000%	2/15/27	170	152
	Occidental Petroleum Corp.	6.625%	9/1/30	58	63
	Occidental Petroleum Corp.	6.125%	1/1/31	450	481
	ONEOK Inc.	5.850%	1/15/26	1,000	1,198
	ONEOK Inc.	3.400%	9/1/29	500	531
	ONEOK Inc.	4.950%	7/13/47	500	551
	ONEOK Inc.	5.200%	7/15/48	435	500
	Phillips 66	3.700%	4/6/23	450	482
	Phillips 66	3.850%	4/9/25	202	227
	Phillips 66	4.650%	11/15/34	1,035	1,262
	Phillips 66 Partners LP	3.605%	2/15/25	305	329
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,400	2,378
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,310	1,467
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	410	434
9	Rattler Midstream LP	5.625%	7/15/25	60	63
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,000	2,105
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	2,018
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	3,401
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	487
	Shell International Finance BV	2.375%	11/7/29	1,245	1,334
	Shell International Finance BV	4.550%	8/12/43	500	665
	Shell International Finance BV	4.375%	5/11/45	500	658
	Shell International Finance BV	3.750%	9/12/46	500	604
	Shell International Finance BV	3.125%	11/7/49	1,300	1,442
	Southwestern Energy Co.	8.375%	9/15/28	148	161
	Suncor Energy Inc.	3.100%	5/15/25	1,485	1,626
	Suncor Energy Inc.	6.500%	6/15/38	855	1,192
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,345

9 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.	7.500%	10/1/25	20	21
9 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.	6.000%	12/31/30	90	93
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.	6.500%	7/15/27	120	130
Total Capital International SA	2.829%	1/10/30	200	223
TransCanada PipeLines Ltd.	3.750%	10/16/23	190	205
TransCanada PipeLines Ltd.	4.875%	1/15/26	244	289
TransCanada PipeLines Ltd.	4.250%	5/15/28	155	182
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,393
TransCanada PipeLines Ltd.	4.750%	5/15/38	800	994
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,255
TransCanada PipeLines Ltd.	4.875%	5/15/48	600	773
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	86
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	870
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,435	1,730
Valero Energy Corp.	4.350%	6/1/28	300	341
Valero Energy Corp.	4.900%	3/15/45	100	117
Western Midstream Operating LP	5.050%	2/1/30	160	178
Williams Cos. Inc.	3.750%	6/15/27	1,785	2,030
Williams Cos. Inc.	6.300%	4/15/40	200	266
Williams Cos. Inc.	5.100%	9/15/45	535	662
Williams Cos. Inc.	4.850%	3/1/48	430	525
WPX Energy Inc.	5.250%	10/15/27	300	318
WPX Energy Inc.	5.875%	6/15/28	345	375
WPX Energy Inc.	4.500%	1/15/30	420	447

Other Industrial (0.0%)
Hillenbrand Inc.	5.750%	6/15/25	76	82
9 Williams Scotsman International Inc.	4.625%	8/15/28	129	134

Technology (1.3%)
Adobe Inc.	2.150%	2/1/27	2,309	2,484
Apple Inc.	3.250%	2/23/26	730	819
Apple Inc.	2.450%	8/4/26	577	629
Apple Inc.	2.050%	9/11/26	579	618
Apple Inc.	3.350%	2/9/27	341	388
Apple Inc.	3.200%	5/11/27	464	525
Apple Inc.	2.900%	9/12/27	422	472
Apple Inc.	3.850%	5/4/43	3,375	4,282
Apple Inc.	2.950%	9/11/49	925	1,029
Applied Materials Inc.	3.300%	4/1/27	284	323
9 Austin BidCo Inc.	7.125%	12/15/28	90	94
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,484	1,668
Broadcom Inc.	4.700%	4/15/25	1,540	1,764
Broadcom Inc.	5.000%	4/15/30	1,450	1,756
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	125	130
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	130	137
CDW LLC / CDW Finance Corp.	3.250%	2/15/29	322	327
9 CommScope Finance LLC	5.500%	3/1/24	10	10
9 CommScope Finance LLC	8.250%	3/1/27	325	347
9 CommScope Inc.	6.000%	3/1/26	45	47
9 CommScope Inc.	7.125%	7/1/28	329	350
9 Dell International LLC / EMC Corp.	6.020%	6/15/26	1,090	1,328
9 Dell International LLC / EMC Corp.	6.100%	7/15/27	1,490	1,846
9 Dell International LLC / EMC Corp.	6.200%	7/15/30	256	333
9 Dell International LLC / EMC Corp.	8.100%	7/15/36	4,200	6,176

9	Dell International LLC / EMC Corp.	8.350%	7/15/46	400	605
	Fiserv Inc.	3.200%	7/1/26	375	420
	Fiserv Inc.	4.400%	7/1/49	400	536
9	Gartner Inc.	4.500%	7/1/28	155	164
9	Gartner Inc.	3.750%	10/1/30	145	153
	Intel Corp.	3.150%	5/11/27	44	49
	Intel Corp.	2.450%	11/15/29	237	256
	Intel Corp.	4.750%	3/25/50	1,210	1,687
	International Business Machines Corp.	3.625%	2/12/24	306	335
	International Business Machines Corp.	3.300%	5/15/26	2,696	3,043
	International Business Machines Corp.	3.500%	5/15/29	296	342
	International Business Machines Corp.	4.250%	5/15/49	275	358
	Intuit Inc.	1.350%	7/15/27	1,170	1,196
	Juniper Networks Inc.	1.200%	12/10/25	880	890
	Juniper Networks Inc.	3.750%	8/15/29	237	271
	Microsoft Corp.	2.525%	6/1/50	2,700	2,836
	NVIDIA Corp.	3.700%	4/1/60	550	697
	Oracle Corp.	3.400%	7/8/24	200	218
	Oracle Corp.	2.950%	11/15/24	371	403
	Oracle Corp.	2.950%	5/15/25	328	359
	Oracle Corp.	2.650%	7/15/26	298	326
	Oracle Corp.	2.950%	4/1/30	921	1,027
	Oracle Corp.	3.600%	4/1/50	1,300	1,514
	Qorvo Inc.	4.375%	10/15/29	150	165
9	Qorvo Inc.	3.375%	4/1/31	115	118
	QUALCOMM Inc.	3.250%	5/20/27	569	645
9	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	155	158
9	Sabre GLBL Inc.	9.250%	4/15/25	205	244
9	Sabre GLBL Inc.	7.375%	9/1/25	144	156
9	Seagate HDD Cayman	3.125%	7/15/29	300	299
9	Seagate HDD Cayman	4.125%	1/15/31	700	747
9	Seagate HDD Cayman	3.375%	7/15/31	90	90
9	SS&C Technologies Inc.	5.500%	9/30/27	90	96
	Tyco Electronics Group SA	3.700%	2/15/26	209	234
	Tyco Electronics Group SA	3.125%	8/15/27	238	264
	Verisk Analytics Inc.	4.125%	3/15/29	1,265	1,511
	VMware Inc.	3.900%	8/21/27	4,740	5,348
	VMware Inc.	4.700%	5/15/30	500	601
	Western Digital Corp.	4.750%	2/15/26	213	236

	Transportation (1.0%)
9	Air Canada	7.750%	4/15/21	425	428
11	AP Moller - Maersk A/S	4.000%	4/4/25	1,075	1,642
12	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	2,103
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,410
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	370
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,727
9	Cargo Aircraft Management Inc.	4.750%	2/1/28	410	422
	CSX Corp.	3.250%	6/1/27	353	398
	CSX Corp.	4.250%	3/15/29	2,960	3,573
	CSX Corp.	4.750%	11/15/48	2,000	2,739
	CSX Corp.	3.800%	4/15/50	1,000	1,234
	Delta Air Lines Inc.	2.900%	10/28/24	80	79
9	Delta Air Lines Inc.	7.000%	5/1/25	735	850
	Delta Air Lines Inc.	7.375%	1/15/26	138	158
4,9	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	530	566
4,9	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	5,680	6,198
	FedEx Corp.	3.875%	8/1/42	300	350

	FedEx Corp.	5.250%	5/15/50	900	1,272
11	Heathrow Funding Ltd.	6.750%	12/3/26	695	1,221
4,10	Heathrow Funding Ltd.	1.500%	2/11/32	800	1,029
4,9	Mileage Plus Holdings LLC / Mileage Plus
	Intellectual Property Assets Ltd.	6.500%	6/20/27	599	645
	Norfolk Southern Corp.	3.050%	5/15/50	860	943
	Southwest Airlines Co.	5.250%	5/4/25	938	1,085
	Southwest Airlines Co.	5.125%	6/15/27	1,000	1,188
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,287
	Union Pacific Corp.	3.500%	6/8/23	275	294
	Union Pacific Corp.	3.150%	3/1/24	470	509
	Union Pacific Corp.	2.150%	2/5/27	4,315	4,571
	Union Pacific Corp.	3.250%	2/5/50	1,005	1,134
	United Parcel Service Inc.	2.200%	9/1/24	207	220
	United Parcel Service Inc.	3.050%	11/15/27	250	283
	United Parcel Service Inc.	5.300%	4/1/50	1,000	1,495
					829,833
Utilities (2.5%)
	Electric (2.3%)
	AEP Transmission Co. LLC	3.750%	12/1/47	500	607
	AEP Transmission Co. LLC	3.800%	6/15/49	750	915
	Ameren Corp.	3.500%	1/15/31	700	804
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,506
	Appalachian Power Co.	4.500%	3/1/49	500	660
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,880	2,137
9	Berkshire Hathaway Energy Co.	3.700%	7/15/30	200	236
9	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,000	1,028
9	Calpine Corp.	4.500%	2/15/28	940	978
	CenterPoint Energy Inc.	4.250%	11/1/28	1,085	1,283
	CenterPoint Energy Inc.	2.950%	3/1/30	130	141
9	Clearway Energy Operating LLC	4.750%	3/15/28	164	176
	Commonwealth Edison Co.	3.800%	10/1/42	685	822
	Commonwealth Edison Co.	3.750%	8/15/47	490	589
	Connecticut Light & Power Co.	3.200%	3/15/27	1,600	1,795
	Connecticut Light & Power Co.	4.150%	6/1/45	250	323
	Connecticut Light & Power Co.	4.000%	4/1/48	307	397
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	34	41
	Consumers Energy Co.	3.950%	7/15/47	900	1,151
	Dominion Energy Inc.	2.750%	1/15/22	500	511
	Dominion Energy Inc.	3.300%	3/15/25	1,125	1,237
	Dominion Energy Inc.	4.250%	6/1/28	1,280	1,526
	Dominion Energy Inc.	3.375%	4/1/30	720	818
	Dominion Energy Inc.	4.050%	9/15/42	500	598
	Dominion Energy Inc.	4.700%	12/1/44	1,740	2,268
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	710
	DTE Electric Co.	2.250%	3/1/30	921	988
	DTE Electric Co.	2.625%	3/1/31	200	220
	DTE Electric Co.	3.700%	3/15/45	225	271
	DTE Electric Co.	4.050%	5/15/48	500	653
	DTE Electric Co.	2.950%	3/1/50	400	448
	DTE Energy Co.	2.600%	6/15/22	4,000	4,122
	Duke Energy Carolinas LLC	3.950%	11/15/28	255	301
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	1,044
	Duke Energy Carolinas LLC	2.450%	2/1/30	200	215
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	356
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,930
	Duke Energy Florida LLC	3.800%	7/15/28	241	282

	Duke Energy Florida LLC	2.500%	12/1/29	255	277
	Duke Energy Florida LLC	1.750%	6/15/30	290	296
	Duke Energy Indiana LLC	2.750%	4/1/50	1,200	1,245
	Duke Energy Progress LLC	4.100%	5/15/42	400	488
10	Elenia Finance Oyj	0.375%	2/6/27	2,990	3,682
	Entergy Arkansas Inc.	3.500%	4/1/26	202	228
	Entergy Corp.	2.800%	6/15/30	200	216
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,413
	Entergy Louisiana LLC	3.120%	9/1/27	220	245
	Entergy Louisiana LLC	1.600%	12/15/30	515	518
	Entergy Louisiana LLC	4.200%	9/1/48	500	652
	Entergy Louisiana LLC	2.900%	3/15/51	500	528
	Entergy Texas Inc.	4.000%	3/30/29	1,000	1,171
	Entergy Texas Inc.	3.550%	9/30/49	705	813
	Evergy Inc.	2.900%	9/15/29	5,070	5,492
	Exelon Corp.	3.950%	6/15/25	330	373
	Exelon Corp.	4.050%	4/15/30	400	472
	Exelon Corp.	5.625%	6/15/35	200	270
	Exelon Corp.	5.100%	6/15/45	1,000	1,356
	Exelon Corp.	4.450%	4/15/46	1,000	1,271
	Florida Power & Light Co.	4.125%	2/1/42	1,417	1,797
	Florida Power & Light Co.	3.800%	12/15/42	1,035	1,290
	Georgia Power Co.	2.200%	9/15/24	207	218
10	IE2 Holdco SAU	2.875%	6/1/26	2,600	3,605
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	1,215	1,346
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	325	379
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	500	656
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	307	331
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	2,707	2,927
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	605	687
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,000	1,048
	Northern States Power Co.	6.250%	6/1/36	500	749
	NRG Energy Inc.	7.250%	5/15/26	70	74
9	NRG Energy Inc.	2.450%	12/2/27	2,740	2,859
9	NRG Energy Inc.	3.625%	2/15/31	415	427
	NSTAR Electric Co.	3.200%	5/15/27	421	474
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	374	437
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,140	1,390
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	1,233
	Pacific Gas & Electric Co.	3.300%	12/1/27	1,000	1,066
	Pacific Gas & Electric Co.	3.300%	8/1/40	250	250
	Pacific Gas & Electric Co.	3.500%	8/1/50	340	337
	PacifiCorp	5.250%	6/15/35	313	434
	PacifiCorp	4.125%	1/15/49	525	668
	PacifiCorp	4.150%	2/15/50	865	1,121
9	Pattern Energy Operations LP / Pattern Energy
	Operations Inc.	4.500%	8/15/28	120	127
	PECO Energy Co.	4.150%	10/1/44	1,515	1,943
	PECO Energy Co.	3.700%	9/15/47	1,285	1,578
	PECO Energy Co.	3.900%	3/1/48	40	51
	PG&E Corp.	5.250%	7/1/30	155	171
	Public Service Co. of Colorado	6.250%	9/1/37	550	832
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,253
	Public Service Co. of Colorado	4.050%	9/15/49	500	654
	Public Service Electric & Gas Co.	3.200%	5/15/29	261	297
	Public Service Electric & Gas Co.	3.950%	5/1/42	806	988
	Public Service Electric & Gas Co.	3.600%	12/1/47	500	611
	Southern California Edison Co.	4.000%	4/1/47	315	370

	Southern California Edison Co.	4.875%	3/1/49	95	125
	Southern Co.	3.700%	4/30/30	700	809
	Southern Co.	4.400%	7/1/46	350	438
	Southwestern Electric Power Co.	4.100%	9/15/28	207	242
	Southwestern Public Service Co.	3.300%	6/15/24	257	277
	Union Electric Co.	3.900%	9/15/42	454	553
	Union Electric Co.	4.000%	4/1/48	910	1,143
	Union Electric Co.	3.250%	10/1/49	405	456
	Virginia Electric & Power Co.	3.150%	1/15/26	425	470
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,472
	Virginia Electric & Power Co.	3.800%	9/15/47	500	621
9	Vistra Operations Co. LLC	5.500%	9/1/26	65	68
9	Vistra Operations Co. LLC	5.625%	2/15/27	265	282
9	Vistra Operations Co. LLC	5.000%	7/31/27	350	372
	Xcel Energy Inc.	3.500%	12/1/49	2,520	2,936

	Natural Gas (0.1%)
10	Cadent Finance plc	0.750%	3/11/32	1,500	1,877
	Sempra Energy	3.250%	6/15/27	800	894
	Sempra Energy	4.000%	2/1/48	180	213

	Other Utility (0.1%)
12	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	4,784
					107,803
Total Corporate Bonds (Cost $1,301,287)					1,362,303
Sovereign Bonds (6.2%)
9	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	519
	Bermuda	4.854%	2/6/24	2,799	3,111
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	296	321
4,9	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,000	8,120
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,800	2,917
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,118	8,506
	Dominican Republic	5.500%	1/27/25	6,360	7,174
9	Dominican Republic	5.875%	1/30/60	2,144	2,356
	Ecopetrol SA	5.875%	9/18/23	1,165	1,302
	Ecopetrol SA	5.375%	6/26/26	1,770	2,035
9	Export-Import Bank of India	3.875%	2/1/28	240	265
	Export-Import Bank of Korea	3.000%	11/1/22	317	332
	Federative Republic of Brazil	3.875%	6/12/30	9,375	9,874
10	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	300	389
10	Gazprom OAO Via Gaz Capital SA	2.949%	1/24/24	1,800	2,313
10	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	636
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	4,599	5,242
	KazTransGas JSC	4.375%	9/26/27	735	846
9,10	Kingdom of Morocco	1.375%	3/30/26	5,800	7,143
9	Kingdom of Morocco	2.375%	12/15/27	12,500	12,547
9,10	Kingdom of Morocco	2.000%	9/30/30	5,500	6,785
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,085	6,175
13	KSA Sukuk Ltd.	3.628%	4/20/27	4,000	4,484
	NTPC Ltd.	4.250%	2/26/26	250	275
9	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	200	206
9	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	220
9	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	637
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	234	268
	Petronas Capital Ltd.	3.500%	4/21/30	400	460
	Republic of Azerbaijan	4.750%	3/18/24	3,000	3,281
4	Republic of Azerbaijan	3.500%	9/1/32	2,000	2,108

4	Republic of Colombia	2.625%	3/15/23	11,000	11,363
4	Republic of Colombia	4.500%	1/28/26	23,951	27,120
4	Republic of Colombia	3.875%	4/25/27	5,024	5,592
4	Republic of Colombia	4.500%	3/15/29	3,000	3,472
	Republic of Colombia	10.375%	1/28/33	1,933	3,119
4	Republic of Columbia	4.000%	2/26/24	12,823	13,863
4	Republic of Costa Rica	6.125%	2/19/31	2,640	2,461
	Republic of Croatia	5.500%	4/4/23	3,100	3,408
4,9	Republic of Ecuador	0.000%	7/31/30	3,580	1,697
4	Republic of Ecuador	0.000%	7/31/30	8,860	4,200
	Republic of Hungary	5.375%	2/21/23	4,336	4,748
	Republic of Hungary	5.750%	11/22/23	200	228
	Republic of Indonesia	3.750%	4/25/22	733	763
	Republic of Lithuania	6.625%	2/1/22	2,000	2,134
4	Republic of Panama	4.000%	9/22/24	6,405	7,086
	Republic of Panama	7.125%	1/29/26	11,783	15,023
	Republic of Panama	8.125%	4/28/34	150	221
	Republic of Peru	7.350%	7/21/25	2,220	2,843
4	Republic of Peru	2.392%	1/23/26	2,000	2,133
10	Republic of Romania	3.375%	2/8/38	440	618
10	Republic of Romania	4.125%	3/11/39	2,350	3,591
10	Republic of Romania	4.625%	4/3/49	2,210	3,642
10	Republic of Romania	3.375%	1/28/50	757	1,061
	Republic of Serbia	7.250%	9/28/21	1,038	1,087
9,10	Republic of Serbia	3.125%	5/15/27	3,536	4,849
	Republic of South Africa	5.875%	9/16/25	3,763	4,304
	Republic of South Africa	4.850%	9/27/27	3,000	3,244
	Republic of Trinidad & Tobago	4.500%	8/4/26	1,586	1,741
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	5,389	5,846
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,667	2,760
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	429	462
10	United Mexican States	1.625%	4/8/26	3,730	4,743
	United Mexican States	3.750%	1/11/28	1,500	1,690
	United Mexican States	4.500%	4/22/29	4,463	5,234
4	United Mexican States	2.659%	5/24/31	12,831	13,120
Total Sovereign Bonds (Cost $260,181)					270,313
Taxable Municipal Bonds (0.2%)
	California Institute of Technology Revenue	3.650%	9/1/19	1,500	1,699
	Houston TX GO	6.290%	3/1/32	1,800	2,284
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	800	1,031
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	700	858
	Texas Private Activity Surface Transportation Corp.
	Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	798
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	560
Total Taxable Municipal Bonds (Cost $6,635)					7,230

				Shares
Temporary Cash Investment (28.6%)
Money Market Fund (28.6%)
15 Vanguard Market Liquidity Fund (Cost $1,239,358)		0.111%		12,393,682	1,239,368

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
Counterparty		Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-HY-S35-V1,
Credit Protection Sold, Receives
5.000% Quarterly	JPMC	1/20/21	1.050%	24,155	22
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold, Receives
1.000% Quarterly	JPMC	2/17/21	0.600%	28,085	30
30-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.420%
Semiannually	MSCS	1/7/21	1.420%	26,543	213
Total Options Purchased (Cost $924)					265
Total Investments (117.8%) (Cost $5,010,398)					5,110,926
Other Assets and Liabilities-Net (-17.8%)					(770,506)
Net Assets (100%)					4,340,420
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of December 31, 2020.
1 Securities with a value of $2,928,000 have been segregated as collateral for open forward currenc y contracts and over-the-counter swap contracts.
2 Securities with a value of $12,119,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $4,354,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Interest-only security.
7 Inverse interest-only security.
8 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $233,860,000, representing 5.4% of net assets.
10 Face amount denominated in euro.
11 Face amount denominated in British pounds.
12 Face amount denominated in Australian dollars.
13 Guaranteed by the Kingdom of Saudi Arabia.
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS —Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	2/17/21	0.525%	28,085	(65)

Put Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	1/20/21	0.650%	108,698	(24)
5-Year CDX-NA-IG-S35-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	2/17/21	0.525%	28,085	(54)
					(78)
Total Options Written (Premiums Received $339)					(143)

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short)		Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	1,920		242,235	162
2-Year U.S. Treasury Note	March 2021	835		184,515	129
Ultra Long U.S. Treasury Bond	March 2021	777		165,938	(311)
10-Year U.S. Treasury Note	March 2021	652		90,027	148
30-Year U.S. Treasury Bond	March 2021	293		50,744	88
					216

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2021	(483)		(75,522)	(64)

Euro-Bobl			March 2021	(277)		(45,745)	(43)
Euro-Bund			March 2021	(178)		(38,629)	(181)
Long Gilt			March 2021	(56)		(10,380)	(112)
AUD 3-Year Treasury Bond			March 2021	(105)		(9,507)	(6)
Euro-Buxl			March 2021	(32)		(8,805)	(118)
Euro-Schatz			March 2021	(20)		(2,743)	—
AUD 10-Year Treasury Bond			March 2021	(18)		(2,043)	(4)
							(528)
							(312)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	1/18/21	MXN	146,026	USD	7,357	—	(26)
Barclays Bank plc	1/18/21	MXN	145,256	USD	7,215	78	—
State Street Bank & Trust Co.	1/18/21	MXN	130,442	USD	6,521	28	—
Morgan Stanley Capital
Services LLC	1/18/21	EUR	3,475	USD	4,194	53	—
J.P. Morgan Securities LLC	1/18/21	MXN	56,022	USD	2,783	30	—
Barclays Bank plc	1/18/21	EUR	1,465	USD	1,778	12	—
Morgan Stanley Capital
Services LLC	1/18/21	GBP	1,212	USD	1,603	55	—
Standard Chartered Bank	1/18/21	MXN	14,776	USD	745	—	(3)
Morgan Stanley Capital
Services LLC	1/18/21	EUR	433	USD	531	—	(2)
State Street Bank & Trust Co.	1/18/21	EUR	269	USD	325	3	-
State Street Bank & Trust Co.	1/18/21	EUR	263	USD	321	—	(1)
BNP Paribas	1/18/21	USD	53,271	EUR	44,964	—	(1,670)
Deutsche Bank AG	1/18/21	USD	52,678	EUR	42,979	162	—
State Street Bank & Trust Co.	1/18/21	USD	24,418	MXN	492,536	—	(310)
BNP Paribas	1/18/21	USD	13,425	GBP	10,063	—	(337)
Citigroup Global Markets Inc.	1/18/21	USD	10,321	AUD	14,152	—	(591)
Citigroup Global Markets Inc.	1/18/21	USD	2,789	EUR	2,338	—	(68)
Standard Chartered Bank	1/18/21	USD	2,365	EUR	1,936	—	(1)
Barclays Bank plc	1/18/21	USD	1,305	GBP	978	—	(32)
BNP Paribas	1/18/21	USD	791	AUD	1,077	—	(39)
Goldman Sachs Bank USA	1/18/21	USD	655	EUR	539	—	(3)
Bank of America, N.A.	1/18/21	USD	583	EUR	487	—	(12)
Morgan Stanley Capital
Services LLC	1/18/21	USD	351	EUR	287	1	—
J.P. Morgan Securities LLC	1/18/21	USD	238	EUR	196	—	(2)
Barclays Bank plc	1/18/21	USD	207	EUR	170	—	(1)

Morgan Stanley Capital
Services LLC	1/18/21	USD	131	EUR	108	—	—
Bank of America, N.A.	1/18/21	USD	7	ZAR	106	—	—
						422	(3,098)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
		Notional	Received		Appreciation
	Termination	Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S35-V1	12/22/25	USD 45,845	1.000	1,097	5

Credit Protection Purchased
CDX-NA-HY-S35-V1	12/22/25	USD 36,680	(5.000)	(3,368)	(155)
					(150)

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000	5	2	3	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000	7	3	4	—
Berkshire
Hathaway
Inc./Aa2	12/20/24	BARC	600	1.000	17	14	3	—
Berkshire
Hathaway
Inc./Aa2	12/20/24	JPMC	600	1.000	17	13	4	—

BP plc/A1	12/22/25	GSI	4,600[1]	1.000	97	59	38	—

Metlife Inc./A3	12/20/21	BARC	100	1.000	1	—	1	—

Metlife Inc./A3	6/20/24	BARC	700	1.000	15	—	15	—
People’s
Republic of
China/A3	6/20/22	BNPSW	200	1.000	3	1	2	—
Volkswagen
AG/A3	12/22/25	BNPSW	3,500[1]	1.000	37	28	9	—

					199	120	79	—

Credit Protection Purchased
Bank of China
Ltd.	12/20/21	BNPSW	100	(1.000)	(1)	—	—	(1)
Bank of China
Ltd.	6/20/22	BNPSW	200	(1.000)	(3)	—	—	(3)
Commerzbank
AG	6/20/21	BOANA	505	(1.000)	(2)	1	—	(3)

Deutsche Bank
AG	12/20/22	JPMC	265	(1.000)	(4)	(1)	—	(3)
Federative
Republic of
Brazil	12/22/25	MSCS	9,395	(1.000)	181	494	—-	(313)
Lincoln
National Corp.	6/20/21	BARC	35	(1.000)	—	—	—	—
Lincoln
National Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
Lincoln
National Corp.	12/20/21	BARC	100	(1.000)	(1)	—	—	(1)
McDonald's
Corp.	6/20/22	GSI	325	(1.000)	(5)	(3)	—	(2)
People's
Republic of
China	6/20/23	GSI	1,200	(1.000)	(27)	(8)	—	(19)
Republic of
Colombia	12/21/25	MSCS	12,000	(1.000)	(79)	(64)	—	(15)
Republic of
Colombia	12/22/25	BOANA	4,000	(1.000)	(26)	(28)	2	—
Republic of
Colombia	12/22/25	GSI	17,870	(1.000)	(118)	275	—	(393)
Republic of
Colombia	12/22/25	GSI	7,825	(1.000)	(52)	135	—	(187)
Republic of
Colombia	12/22/25	GSI	7,100	(1.000)	(47)	128	—	(175)
Republic of
South Africa	12/22/25	GSI	1,083	(1.000)	52	97	—	(45)
Republic of
South Africa	12/22/25	MSCS	2,370	(1.000)	114	211	—	(97)
Societe
Generale SA	12/20/21	JPMC	325	(1.000)	(3)	—	—	(3)
Standard
Chartered
Bank	12/20/21	JPMC	185	(1.000)	(2)	—	—	(2)

State of Qatar	6/20/22	BOANA	340	(1.000)	(5)	1	—	(6)

State of Qatar	6/20/22	CITNA	660	(1.000)	(9)	2	—	(11)
United Mexican
States	12/22/25	MSCS	2,000	(1.000)	(19)	(17)	—	(2)
					(56)	1,223	2	(1,281)

					143	1,343	81	(1,281)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At December 31, 2020, a counterparty had deposited in a segregated account cash of $530,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset -backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are
valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,

determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.
Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option co ntract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount.
If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers;
monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigat es its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of
$1,963,000 and cash of $2,435,000 in connection with TBA transactions.

I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-
dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a
TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage -dollar-
roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

J. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,100,113	—	2,100,113
Asset-Backed/Commercial Mortgage-Backed
Securities	—	131,334	—	131,334
Corporate Bonds	—	1,362,303	—	1,362,303
Sovereign Bonds	—	270,313	—	270,313
Taxable Municipal Bonds	—	7,230	—	7,230
Temporary Cash Investments	1,239,368	—	—	1,239,368
Options Purchased	—	265	—	265
Total	1,239,368	3,871,558	—	5,110,926
Derivative Financial Instruments
Assets
Futures Contracts[1]	805	—	—	805
Forward Currency Contracts	—	422	—	422
Swap Contracts	72[1]	81	—	153
Total	877	503	—	1,380
Liabilities
Options Written	—	143	—	143
Futures Contracts[1]	109	—	—	109
Forward Currency Contracts	—	3,098	—	3,098
Swap Contracts	—[1]	1,281	—	1,281
Total	109	4,522	—	4,631
1 Represents variation margin on the last day of the reporting period.